1933 Act File No. 33-3164
1940 Act File No. 811-4577

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No

     Post-Effective Amendment No.  33

                                                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 26	[ X ] [ X ] [ X ] [ X ]

FEDERATED INCOME SECURITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
1001 Liberty Avenue
Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

[     ]     immediately upon filing pursuant to paragraph (b)
[ X ]     on June 30, 2000 pursuant to paragraph (b)
[    ]     60 days after filing pursuant to paragraph (a)(i)
[    ]     on _______________ pursuant to paragraph (a)(i)
[    ]     75 days after filing pursuant to paragraph (a)(ii)
[    ]     on _______________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

___     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:	Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C. 20037

and

Robert J. Zutz, Esquire
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036

PROSPECTUS

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES

A mutual fund seeking to provide current income by investing in a diversified portfolio of investment grade securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JUNE 30, 2000

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the
Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  8

What Do Shares Cost?  9

How is the Fund Sold?  9

How to Purchase Shares  9

How to Redeem Shares  10

Account and Share Information  12

Who Manages the Fund?  13

Financial Information  13

Report of Ernst & Young LLP, Independent Auditors  37

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average maturity to between three and ten years and duration to between three and seven years. Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 2.33%.

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Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 6.69% (quarter ended June 30, 1995). Its lowest quarterly return was (2.22%) (quarter ended March 31, 1996).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate Total Index ("LBGCTI"), Lehman Brothers Corporate Bond Total Index (LBCBTI), Lehman Brothers Intermediate Government/Corporate Index (LBIGCI), broad-based market indexes, and the Lipper Intermediate-Term Investment Grade Debt Funds Average ("LIIGDFA"), an average of funds with similar investment objectives. Total returns for indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	LBGCTI	LBCBTI	LBIGCI	LIIGDFA
1 Year	(1.41%)	(2.15%)	(1.96%)	0.39%	(1.28%)
5 Years	7.50%	7.61%	8.18%	7.10%	7.87%
Start of Performance[1]	5.84%	5.72%	6.13%	5.59%	4.95%%

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1 The Fund's Institutional Shares start of performance date was December 20, 1993.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.92%

1  Although not contractually obligated to do so, the Adviser and Shareholder Services Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2000.

Total Waivers of Fund Expenses	0.37%
Total Actual Annual Fund Operating Expenses (after waivers)	0.55%

2 The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the year ended April 30, 2000.

3 The Shareholder Services Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended April 30, 2000.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	 94

3 Years	$	 293

5 Years	$	 509

10 Years	$	 1,131

What are the Fund's Investment Strategies?

The Adviser actively manages the Fund's portfolio seeking current income within the Fund's investment policy parameters for limiting credit risk and share price volatility attributable to interest rate risk. The Fund limits credit risk by investing exclusively in a diversified portfolio of investment grade fixed income securities, including corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. Investment grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of the Fund will normally be between three and ten years.

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Within the Fund's three to seven-year portfolio duration range, the Adviser may seek to change the Fund's interest rate volatility exposure, by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

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  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

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In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income by selecting securities, within the Fund's credit quality range, that the Adviser expects will offer the best relative value. In other words, in selecting securities, the Adviser assesses whether the Fund will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) and its risk of prepayment (in the case of asset backed an d mortgage backed securities) in order to complete the analysis.

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Corporate debt securities generally offer higher yields than U. S. government securities to compensate for credit risk. Similarly, asset and mortgage backed securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities, to compensate for prepayment risk. The Adviser invests the Fund's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.

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The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return.

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The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage-backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

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There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed income securities in which the Fund may invest.

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TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

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  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
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  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
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  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
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  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.
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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

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Wire Order Number, Dealer Number or Group Number

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Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

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Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days; or
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  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Joseph M. Balestrino

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Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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Christopher J. Smith

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Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

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Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since December 1993. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 37.

Year Ended April 30	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.07	$10.17	$ 9.79	$ 9.77	$ 9.55
Income From Investment Operations:
Net investment income	0.62	0.60	0.63	0.63	0.66
Net realized and unrealized gain (loss) on investments	(0.60)	(0.10)	0.38	0.03	0.22

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.50	1.01	0.66	0.88

Less Distributions:
Distributions from net investment income	(0.62)	(0.60)	(0.63)	(0.63)	(0.66)
Distributions from net realized gain on investments	(0.02)	0.00 [1]	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.64)	(0.60)	(0.63)	(0.64)	(0.66)

Net Asset Value, End of Period	$ 9.45	$10.07	$10.17	$ 9.79	$ 9.77

Total Return[2]	0.30%	5.03%	10.58%	7.00%	9.13%

Ratios to Average Net Assets:

Expenses	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	6.48%	5.87%	6.30%	6.48%	6.52%

Expense waiver/reimbursement[3]	0.37%	0.43%	0.47%	0.57%	0.85%

Supplemental Data:

Net assets, end of period (000 omitted)	$294,644	$219,824	$176,712	$121,307	$87,493

Portfolio turnover	54%	41%	44%	55%	66%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

APRIL 30, 2000

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.2%
		Home Equity Loan--0.6%
$2,000,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	$1,865,312

		Credit Card--0.1%
500,000		Discover Card Trust 1996-3, Class B, 6.25%, 8/18/2008	466,407

		Structured Product (Abs)--0.9%
2,000,000	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,897,186
112,558		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 2/15/2029	112,713
500,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	490,970
300,000		Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023	284,724
35,780		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	35,175

		TOTAL	2,820,768

		Utilities--0.6%
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Series 1997-1, Class A8, 6.48%, 12/26/2009	1,884,500

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,432,755)	7,036,987

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Structured Product (Abs)--0.0%
91,495		Prudential Bache CMO Trust Series 8, Class F, 7.965%, 3/1/2019 (identified cost $96,670)	91,213

		CORPORATE BONDS--64.1%
		Aerospace & Defense--0.5%
1,500,000	[1]	British Aerospace Finance, Inc., 7.50%, 7/1/2027	1,436,937

		Air Transportation--1.3%
251,052		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	240,209
1,580,889		Continental Airlines, Inc., Pass Thru Cert., Series 1997-4 B, 6.90%, 1/2/2017	1,431,574
2,300,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	2,076,003
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	410,520

		TOTAL	4,158,306

		Automobile--1.0%
1,850,000		Dana Corp., Note, 6.25%, 3/1/2004	1,734,837
1,460,000		Hertz Corp., Sr. Note, 7.00%, 1/15/2028	1,268,871

		TOTAL	3,003,708

Principal Amount			Value
		CORPORATE BONDS--continued
		Banking--6.9%
$1,250,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	$1,168,362
220,000		Bank One Corp., Sub. Note, 7.25%, 8/1/2002	218,211
100,000		Bank One Corp., Sub. Deb., 7.25%, 8/15/2004	97,948
250,000		Bank One Corp., Sr. Note, 8.10%, 3/1/2002	251,765
2,000,000		Banco Santander Central Hispano, S.A., Bank Guarantee, 7.875%, 4/15/2005	1,986,020
200,000		BankAmerica Corp., Sub. Note, 7.75%, 7/15/2002	200,904
200,000		BankAmerica Corp., Sub. Note, 8.375%, 3/15/2002	202,762
2,200,000		Barclays North America, Deb., 9.75%, 5/15/2021	2,342,428
10,000		Boatmen's Bancshares, Inc., Sub. Note, 9.25%, 11/1/2001	10,254
30,000		Central Fidelity Banks, Inc., Sub. Note, 8.15%, 11/15/2002	30,507
1,000,000		Chase Manhattan Corp., Sub. Note, 6.375%, 2/15/2008	917,660
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	1,742,654
40,000		Corestates Capital Corp., Sub. Note, 5.875%, 10/15/2003	37,814
1,000,000	[1]	Den Danske Bank Group, Note, 7.40%, 6/15/2010	982,100
30,000		First Union Corp., Sub. Note, 8.00%, 11/15/2002	30,234
1,000,000		J.P. Morgan & Co., Inc., Sub. Note, 6.70%, 11/1/2007	935,580
200,000	[1]	Korea Development Bank, 7.625%, 10/1/2002	197,337
3,150,000		National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004	3,198,226
15,000		NationsBank Corp., Sub. Note, 7.625%, 4/15/2005	14,925
1,000,000		NationsBank Corp., Sub. Note, Series MTNF, 7.19%, 7/30/2012	957,090
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	669,547
4,000,000	[1]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	3,968,724
30,000		Republic New York Corp., Sub. Note, 8.25%, 11/1/2001	30,320
200,000		SunTrust Bank, Inc., Sub. Note, 6.90%, 7/1/2007	191,470
255,000		SunTrust Bank, Inc., Note, 7.375%, 7/1/2002	253,720
15,000		SunTrust Bank, Inc., Sub. Note, 6.125%, 2/15/2004	14,230
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	924,145

		TOTAL	21,574,937

		Beverage & Tobacco--1.3%
2,000,000		Anheuser-Busch Cos., Inc., Sr. Note, 7.10%, 6/15/2007	1,946,280
100,000		Anheuser-Busch Cos., Inc., Unsecd. Note, 6.90%, 10/1/2002	98,825
1,000,000		Philip Morris Cos., Inc., Note, 7.125%, 8/15/2002	959,470
100,000		Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002	97,205
1,000,000		Philip Morris Cos., Inc., Unsecd. Note, 9.00%, 1/1/2001	1,002,960

		TOTAL	4,104,740

Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television--1.9%
$3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	$3,815,700
2,250,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	2,131,762

		TOTAL	5,947,462

		Chemicals & Plastics--0.6%
1,500,000	[1]	Bayer Corp., Deb., 6.50%, 10/1/2002	1,472,580
40,000		Du Pont (E.I.) de Nemours & Co., Note, 8.125%, 3/15/2004	40,985
750,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	456,574
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	28,248

		TOTAL	1,998,387

		Conglomerates--0.3%
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	786,082

		Consumer Products--0.8%
2,250,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,231,550
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	96,829
300,000		Sara Lee Corp., Sr. Note, 6.00%, 1/15/2008	271,524

		TOTAL	2,599,903

		Ecological Services & Equipment--0.6%
175,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	150,031
2,000,000		WMX Technologies, Inc., Deb., 8.75%, 5/1/2018	1,762,080

		TOTAL	1,912,111

		Education--1.5%
3,425,000		Boston University, MTN, 7.625%, 7/15/2097	3,088,459
1,450,000		Columbia University, MTN, 8.62%, 2/21/2001	1,469,662

		TOTAL	4,558,121

		Electronics--0.8%
1,500,000		General Electric Financial Services, Inc., MTN, 9.18%, 12/30/2008	1,646,325
225,000		General Electric Financial Services, Inc., Sr. Note, 6.29%, 12/15/2001	222,240
115,000		International Business Machines Corp., 7.25%, 11/1/2002	114,775
500,000		International Business Machines Corp., Note, 6.45%, 8/1/2007	475,170
100,000		International Business Machines Corp., Unsecd. Note, 6.375%, 6/15/2000	100,052
15,000		Rockwell International Corp., Unsecd. Note, 6.625%, 6/1/2005	14,303

		TOTAL	2,572,865

		Finance - Automotive--1.7%
2,100,000		Ford Capital BV, Note, 9.375%, 5/15/2001	2,138,598
100,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	97,251
Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--continued
$250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2001	$237,037
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	34,887
100,000		Ford Motor Credit Co., Unsecd. Note, 8.00%, 6/15/2002	100,920
1,000,000		Ford Motor Credit Co., Unsub., 6.875%, 6/5/2001	994,969
485,000		General Motors Acceptance Corp., MTN, 7.50%, 5/25/2000	485,611
155,000		General Motors Acceptance Corp., Note, 7.00%, 9/15/2002	153,470
1,170,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	1,107,978

		TOTAL	5,350,721

		Finance - Retail--0.2%
50,000		Commercial Credit Co., Note, 5.55%, 2/15/2001	49,410
100,000		Household Finance Corp., Note, 6.125%, 8/15/2003	95,464
100,000		Household Finance Corp., Note, 7.00%, 9/15/2002	98,594
100,000		Household Finance Corp., Sr. Note, 7.25%, 8/15/2002	99,297
395,000		Sears Roebuck Acceptance Corp., MTN, 6.56%, 9/5/2000	394,376

		TOTAL	737,141

		Financial Intermediaries--6.3%
2,500,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	2,342,800
1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 5.875%, 4/1/2002	964,410
1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 6.50%, 6/1/2008	900,730
2,875,000		FINOVA Capital Corp., Note, 7.25%, 11/8/2004	2,664,004
175,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	170,746
625,000		Lehman Brothers Holdings, Inc., Note, 6.90%, 1/29/2001	622,912
2,000,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	1,910,840
1,625,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,541,361
1,000,000		Merrill Lynch & Co., Inc., MTN, 7.20%, 10/15/2012	930,730
500,000		Merrill Lynch & Co., Inc., Note, 6.875%, 3/1/2003	491,240
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	14,698
100,000		Merrill Lynch & Co., Inc., Note, 8.30%, 11/1/2002	101,804
1,000,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 7.19%, 8/7/2012	924,350
920,000		Morgan Stanley Group, Inc., Deb., 9.375%, 6/15/2001	940,166
3,180,000		PaineWebber Group, Inc., 7.625%, 12/1/2009	3,022,399
1,000,000		PaineWebber Group, Inc., Sr. Note, 6.64%, 4/14/2010	883,680
50,000		Pitney Bowes Credit Corp., Unsecd. Note, 8.80%, 2/15/2003	51,696
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$100,000		Salomon Smith Barney Holdings, Inc., Note, Series C, 7.15%, 2/15/2003	$98,702
100,000		Salomon Smith Barney Holdings, Inc., Unsecd. Note, Series MTNG, 6.35%, 1/15/2004	95,835
5,000		Salomon, Inc., Note, 6.375%, 10/1/2004	4,756
10,000		Salomon, Inc., Note, 6.625%, 11/15/2003	9,700
200,000		Salomon, Inc., Sr. Note, 6.80%, 4/15/2003	195,598
30,000		Wells Fargo & Co., Note, 5.75%, 2/1/2003	28,730
928,981	[1]	World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013	876,276

		TOTAL	19,788,163

		Financial Services--1.0%
20,000		Associates Corp. of North America, Sr. Note, 6.00%, 6/15/2000	19,998
3,000,000		General Electric Capital Corp., MTN, 6.65%, 9/3/2002	2,960,400
10,000		Paccar Financial Corp., Sr. Note, 6.18%, 2/15/2001	9,926
100,000		U.S. Leasing International, Unsecd. Note, 6.625%, 5/15/2003	97,226

		TOTAL	3,087,550

		Food & Drug Retailers--1.0%
2,800,000		Kroger Co., Inc., 7.25%, 6/1/2009	2,578,968
500,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	472,930

		TOTAL	3,051,898

		Food Products--0.1%
5,000		Grand Metropolitan Investment Corp., 9.00%, 8/15/2011	5,446
300,000		Kraft General Foods, Inc., Deb., 6.00%, 6/15/2001	295,704

		TOTAL	301,150

		Forest Products--1.6%
1,500,000		Donohue Forest Products, 7.625%, 5/15/2007	1,480,425
1,000,000		Fort James Corp., Deb., 8.375%, 11/15/2001	1,010,820
300,000		Fort James Corp., Sr. Note, 6.234%, 3/15/2001	298,341
310,000		Fort James Corp., Sr. Note, 7.65%, 12/26/2000	310,995
1,000,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,050,030
25,000		Union Camp Corp., Note, 6.50%, 11/15/2007	22,843
750,000		Westvaco Corp., Deb., 7.75%, 2/15/2023	725,505
25,000		Weyerhaeuser Co., Deb., 9.05%, 2/1/2003	25,797

		TOTAL	4,924,756

		Health Services--0.3%
1,000,000		Aetna Services, Inc., Company Guarantee, 6.75%, 8/15/2001	984,300

Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial Products & Equipment--0.0%
$10,000		Air Products & Chemicals, Inc., Note, 7.375%, 5/1/2005	$9,716
30,000		Dresser Industries, Inc., Note, 6.25%, 6/1/2000	30,016
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	23,749
10,000		Ingersoll-Rand Co., Note, 6.60%, 8/1/2000	10,002

		TOTAL	73,483

		Insurance--5.1%
500,000		CIGNA Corp., Sr. Note, 7.40%, 1/15/2003	486,665
500,000		Conseco, Inc., Note, 6.40%, 2/10/2003	315,625
1,750,000		Conseco, Inc., Sr. Note, 10.50%, 12/15/2004	1,104,688
1,975,000		Continental Corp., Unsecd. Note, 7.25%, 3/1/2003	1,892,741
4,200		Equitable Cos., Inc., Sr. Note, 6.75%, 12/1/2000	4,182
2,000,000	[1]	Equitable Life, Note, 7.70%, 12/1/2015	1,943,640
4,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	4,237,760
25,000		ITT Hartford Group, Inc., Note, 8.30%, 12/1/2001	25,230
15,000		Lincoln National Corp., Note, 7.625%, 7/15/2002	14,923
250,000		MBIA Insurance Corp., Deb., 9.00%, 2/15/2001	253,110
900,000		Provident Cos., Inc., Bond, 7.405%, 3/15/2038	717,516
2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	1,940,060
1,000,000		St. Paul Cos., Inc., MTN, Series MTNB, 7.29%, 8/28/2007	956,870
2,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	2,070,859

		TOTAL	15,963,869

		Leisure & Entertainment--2.3%
3,250,000		International Speedway Corp., 7.875%, 10/15/2004	3,165,598
800,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	800,416
3,200,000		Viacom, Inc., Sr. Deb., 8.25%, 8/1/2022	3,087,424
40,000		Walt Disney Co., Bond, 6.375%, 3/30/2001	39,698

		TOTAL	7,093,136

		Metals & Mining--2.1%
3,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	2,959,590
2,265,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,226,110
875,000		Noranda, Inc., Deb., 8.625%, 7/15/2002	877,135
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	646,619

		TOTAL	6,709,454

Principal Amount			Value
		CORPORATE BONDS--continued
		Oil & Gas--4.1%
$10,000		Atlantic Richfield Co., Deb., 9.125%, 3/1/2011	$11,109
1,000,000		Global Marine, Inc., Sr. Note, 7.125%, 9/1/2007	947,310
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,078,405
3,250,000	[1]	Pemex Finance Ltd., 9.03%, 2/15/2011	3,287,115
1,000,000		Sun Co., Inc., 9.00%, 11/1/2024	1,054,070
2,450,000		Tosco Corp., 8.125%, 2/15/2030	2,355,087
2,000,000	[1]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	1,973,500

		TOTAL	12,706,596

		Pharmaceutical--0.1%
250,000		American Home Products Corp., Note, 7.90%, 2/15/2005	251,598
100,000		Lilly (Eli) & Co., Unsecd. Note, 6.25%, 3/15/2003	97,268

		TOTAL	348,866

		Printing & Publishing--1.1%
3,250,000		News America Holdings, Inc., 10.125%, 10/15/2012	3,485,398

		Rail Industry--0.6%
869,539		Atchison Topeka & SF RR, Equip. Trust, 6.55%, 1/6/2013	805,828
1,000,000		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	974,920

		TOTAL	1,780,748

		Real Estate--1.2%
3,150,000		New Plan Excel Realty Trust, MTN, 7.40%, 9/15/2009	2,872,958
900,000		Storage USA, Deb., 7.50%, 12/1/2027	776,322

		TOTAL	3,649,280

		Retailers--7.6%
3,000,000		Dayton-Hudson Corp., Deb., 10.00%, 12/1/2000	3,051,990
350,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	349,864
15,000		Dillard Investment, Deb., 9.25%, 2/1/2001	15,214
2,500,000		Federated Department Stores, Inc., Sr. Note, 10.00%, 2/15/2001	2,549,200
2,200,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/1/2007	1,982,420
2,000,000		May Department Stores Co., Deb., 8.125%, 8/15/2035	1,954,180
500,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	531,850
3,000,000		Safeway, Inc., Note, 7.25%, 9/15/2004	2,916,870
2,000,000		Sears, Roebuck & Co., MTN, 10.00%, 2/3/2012	2,230,360
3,000,000		TJX Cos., Inc., 7.45%, 12/15/2009	2,867,700
1,750,000		Target Corp., 7.50%, 2/15/2005	1,740,935
Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--continued
$50,000		Wal-Mart Stores, Inc., Note, 8.625%, 4/1/2001	$50,737
565,000		Wal-Mart Stores, Inc., Note, 9.10%, 7/15/2000	568,249
2,850,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	2,747,258
200,000		Wal-Mart Stores, Inc., Unsecd. Note, 6.50%, 6/1/2003	195,290

		TOTAL	23,752,117

		Services--0.1%
500,000		Olsten Corp., Sr. Note, 7.00%, 3/15/2006	443,970

		Sovereign Government--1.8%
1,000,000		Quebec, Province of, Deb., 9.125%, 8/22/2001	1,020,006
200,000		Quebec, Province of, 11.00%, 6/15/2015	208,824
2,250,000		Quebec, Province of, Deb., Series NN, 7.125%, 2/9/2024	2,097,180
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,223,270
1,000,000		Victoria Public Authority, Local Gov't. Guarantee, 8.25%, 1/15/2002	1,018,016

		TOTAL	5,567,296

		Supranational--0.3%
1,100,000		Corp Andina De Fomento, Sr. Note, 7.75%, 3/1/2004	1,095,996

		Technology Services--1.3%
3,750,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	4,068,750

		Telecommunications & Cellular--3.6%
2,000,000		AT&T Corp., Global Bond, 6.00%, 3/15/2009	1,784,720
250,000		Bell Atlantic-New Jersey, Deb., 5.875%, 2/1/2004	237,368
1,850,000		BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002	1,789,080
15,000		Chesapeake & Potomac Telephone Co. of VA, Deb., 6.75%, 5/1/2008	14,330
50,000		Chesapeake & Potomac Telephone Co. of Washington D.C., Deb., 7.00%, 2/1/2009	48,031
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	94,425
410,000		Lucent Technologies, Inc., Note, 6.90%, 7/15/2001	408,930
650,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	739,375
2,000,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	2,262,500
15,000		New England Telephone & Telegraph, Deb., 6.125%, 10/1/2006	13,872
800,000		New England Telephone & Telegraph, Deb., 8.625%, 8/1/2001	812,520
100,000		New York Telephone Co., Unsecd. Note, 6.25%, 2/15/2004	95,384
115,000		Ohio Bell Telephone Co., Unsecd. Note, 6.125%, 5/15/2003	111,633
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	2,910,656

		TOTAL	11,322,824

Principal Amount			Value
		CORPORATE BONDS--continued
		Utilities--3.1%
$15,000		Bell Atlantic Corp., Deb., 6.75%, 5/1/2008	$14,358
250,000		Consolidated Edison Co., Deb., Series 92B, 7.625%, 3/1/2004	247,683
1,600,000	[1]	Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	1,516,640
1,250,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,096,150
1,000,000		Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	954,890
750,000	[1]	Israel Electric Corp. Ltd., 8.25%, 10/15/2009	740,693
1,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	1,367,745
400,000	[1]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.75%, 3/1/2009	384,138
100,000		Louisiana Power & Light Co., 1st Mtg. Bond, 7.50%, 11/1/2002	99,401
30,000		Michigan Consolidated Gas, 1st Mtg. Bond, 6.80%, 6/15/2003	29,679
180,000		Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007	178,279
25,000		Pacific Gas & Electric Co., 1st Ref. Mtg., 6.75%, 12/1/2000	25,025
1,000,000		Pacific Gas & Electric Co., Unsecd. Note, Series B, 7.75%, 6/30/2004	1,007,230
1,200,000		Puget Sound Energy, Inc., MTN, 7.02%, 12/1/2027	1,032,348
100,000		Reliant Energy, Inc., Collateral Trust, Series C, 6.50%, 4/21/2003	95,447
5,000		Sonat, Inc., Note, 6.875%, 6/1/2005	4,761
1,000,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	764,370

		TOTAL	9,558,837

		TOTAL CORPORATE BONDS (IDENTIFIED COST $208,788,229)	200,499,858

		U.S. GOVERNMENT AGENCIES--12.9%
		U.S. Government Agencies--12.9%
100,000		Federal Home Loan Bank System, 6.00%, 6/30/2003	96,110
1,000,000		Federal Home Loan Bank System, 6.10%, 4/7/2003	965,910
1,000,000		Federal Home Loan Bank System, 6.11%, 4/17/2003	965,940
1,750,000		Federal Home Loan Bank System, 6.00%, 5/17/2006	1,625,785
1,000,000		Federal Home Loan Bank System, 6.00%, 7/7/2004	949,980
1,000,000		Federal Home Loan Bank System, 6.14%, 5/11/2005	949,520
2,000,000		Federal Home Loan Bank System, 6.23%, 6/1/2005	1,905,420
1,000,000		Federal Home Loan Bank System, 7.00%, 12/15/2009	944,320
1,500,000		Federal Home Loan Bank System, 7.00%, 7/16/2009	1,429,050
200,000		Federal Home Loan Bank System, Series BC01, 5.71%, 7/13/2001	196,670
4,000,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 3/18/2008	3,690,360
2,500,000		Federal Home Loan Mortgage Corp., Deb., 6.35%, 7/17/2008	2,309,950
2,500,000		Federal Home Loan Mortgage Corp., Deb., 8.05%, 4/5/2010	2,457,775
Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--continued
		U.S. Government Agencies--continued
$2,000,000		Federal Home Loan Mortgage Corp., Deb., 8.29%, 9/30/2009	$1,985,460
1,333,000		Federal Home Loan Mortgage Corp., Series 1228H, 7.00%, 2/15/2022	1,282,413
400,000		Federal Home Loan Mortgage Corp., Series 1324VE, 7.00%, 8/15/2008	397,956
1,470,000		Federal Home Loan Mortgage Corp., Series 1468M, 7.00%, 1/15/2010	1,449,449
1,000,000		Federal Home Loan Mortgage Corp., Series 24, Class VB, 6.50%, 7/25/2010	944,790
150,000		Federal National Mortgage Association, MTN, 6.25%, 12/13/2002	147,089
1,650,000		Federal National Mortgage Association, MTN, 6.71%, 7/24/2001	1,641,866
1,500,000		Federal National Mortgage Association, MTN, Series B, 7/9/2012	577,860
2,500,000		Federal National Mortgage Association, MTN, Series MTN, 6.00%, 4/17/2006	2,327,975
1,000,000		Federal National Mortgage Association, Series 1992-124, Class D, 7.00%, 4/25/2010	955,490
2,000,000		Federal National Mortgage Association, Series 1993-139, Class KD, 7.00%, 7/25/2006	1,966,260
845,547		Federal National Mortgage Association, Series 1994-79, Class G, 7.00%, 11/25/2004	838,419
1,000,000		Federal National Mortgage Association, Series 1996-68, Class VC, 6.50%, 9/18/2010	929,210
1,000,000		Federal National Mortgage Association, Series G93-31, Class H, 7.00%, 2/25/2013	943,560
500,000		Federal National Mortgage Association, 8.25%, 12/18/2000	505,535
4,000,000		Federal National Mortgage Association, Unsecd. Note, 6.65%, 11/7/2007	3,839,200
200,000		Federal National Mortgage Association, Unsecd. Note, 7.15%, 5/26/2004	196,514
500,000		Financial Assistance Corp., 9.20%, 9/27/2005	504,535
500,000		Tennessee Valley Authority, 6.125%, 7/15/2003	480,445

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $43,431,469)	40,400,816

		MUNICIPALS--3.2%
		Education--0.4%
1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	1,136,718

		Municipal Services--2.8%
1,250,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	1,117,588
1,325,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (Auditorium Project), (FSA INS), 11/1/2018	1,286,602
2,000,000		McKeesport, PA, Taxable GO, Series B 1997, 7.30% Bonds (MBIA INS), 3/1/2020	1,860,280
1,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	915,360
1,500,000		Minneapolis/St. Paul, MN, Airport Commission, UT GO Taxable Revenue Bonds, Series 9, 8.95% Bonds, 1/1/2022	1,578,795
1,000,000		Pittsburgh, PA, Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	1,082,400
Principal Amount or Shares			Value
		MUNICIPALS--continued
		Municipal Services--continued
$1,000,000		St. Johns County, FL, Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	$994,710

		TOTAL	8,835,735

		TOTAL MUNICIPALS (IDENTIFIED COST $10,331,622)	9,972,453

		PREFERRED STOCKS--1.5%
		Financial Intermediaries--1.1%
70,000		Citigroup, Inc., Cumulative Pfd.	3,360,000

		Telecommunications & Cellular--0.4%
6,100		AT&T Corp., Pfd.	151,738
40,000		AT&T Corp., Pfd., $2.50	1,030,000

		TOTAL	1,181,738

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,560,940)	4,541,738

		MUTUAL FUNDS--11.9%[2]
$3,943,182		Federated Mortgage Core Portfolio (identified cost $38,528,700)	37,341,935

		REPURCHASE AGREEMENT--3.3%[3]
10,190,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	10,190,000

		TOTAL INVESTMENTS (IDENTIFIED COST $323,360,385)[4]	$310,075,000

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At April 30, 2000, these securities amounted to $28,200,619 which represents 9.02% of net assets.

2 Pursuant to an Exemptive order, the Fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the Fund's advisor. The Trust is an open-end management investment company under the Investment Company Act of 1940 available to only registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $323,408,768. The net unrealized depreciation of investments on a federal tax basis amounts to $13,333,768 which is comprised of $311,615 appreciation and $13,645,383 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($312,802,746) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
CMO	--Collateralized Mortgage Obligation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000

Assets:
Total investments in securities, at value (identified cost $323,360,385 and tax cost $323,408,768)		$310,075,000
Cash		4,304
Income receivable		5,445,817
Receivable for shares sold		245,467

TOTAL ASSETS		315,770,588

Liabilities:
Payable for shares redeemed	$1,500,470
Income distribution payable	1,411,485
Accrued expenses	55,887

TOTAL LIABILITIES		2,967,842

Net assets for 33,087,431 shares outstanding		$312,802,746

Net Assets Consist of:
Paid in capital		$330,594,724
Net unrealized depreciation of investments[1]		(13,285,385)
Accumulated net realized loss on investments		(4,459,130)
Distributions in excess of net investment income		(47,463)

TOTAL NET ASSETS		$312,802,746

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$294,644,119 ÷ 31,166,701 shares outstanding		$9.45

Institutional Service Shares:
$18,158,627 ÷ 1,920,730 shares outstanding		$9.45

1 Includes ($1,412,435) of unrealized depreciation at July 19, 1999 and July 26, 1999, related to a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund, and the acquisition of CCB Bond Fund, respectively.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED APRIL 30, 2000

Investment Income:
Dividends			$2,664,390
Interest			18,431,770

TOTAL INCOME			21,096,160

Expenses:
Investment adviser fee		$1,498,510
Administrative personnel and services fee		225,849
Custodian fees		18,930
Transfer and dividend disbursing agent fees and expenses		59,387
Directors'/Trustees' fees		6,473
Auditing fees		16,595
Legal fees		23,369
Portfolio accounting fees		98,129
Distribution services fee--Institutional Service Shares		41,820
Shareholder services fee--Institutional Shares		707,435
Shareholder services fee--Institutional Service Shares		41,820
Share registration costs		35,446
Printing and postage		37,835
Insurance premiums		1,637
Miscellaneous		3,159

TOTAL EXPENSES		2,816,394

Waivers:
Waiver of investment adviser fee	$(363,771)
Waiver of distribution services fee--Institutional Service Shares	(15,055)
Waiver of shareholder services fee--Institutional Shares	(707,435)
Waiver of shareholder services fee--Institutional Service Shares	(26,765)

TOTAL WAIVERS		(1,113,026)

Net expenses			1,703,368

Net investment income			19,392,792

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(4,458,939)
Net change in unrealized depreciation of investments			(12,588,996)

Net realized and unrealized loss on investments			(17,047,935)

Change in net assets resulting from operations			$2,344,857

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,392,792	$11,918,718
Net realized gain (loss) on investments ($(4,459,630) and $548,291, respectively, as computed for federal tax purposes)	(4,458,939)	553,848
Net change in unrealized appreciation/depreciation	(12,588,996)	(3,196,353)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,344,857	9,276,213

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(18,312,786)	(11,439,982)
Institutional Service Shares	(1,040,735)	(499,158)
Distributions from net realized gains
Institutional Shares	(629,456)	(83,351)
Institutional Service Shares	(35,010)	(4,200)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,017,987)	(12,026,691)

Share Transactions:
Proceeds from sale of shares	119,391,787	119,291,368
Proceeds from shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	3,849,562	--
Net asset value of shares issued in connection with the acquisition of CCB Bond Fund	79,584,880	--
Net asset value of shares issued to shareholders in payment of distributions declared	4,636,595	3,073,325
Cost of shares redeemed	(110,015,628)	(67,819,828)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	97,447,196	54,544,865

Change in net assets	79,774,066	51,794,387

Net Assets:
Beginning of period	233,028,680	181,234,293

End of period (including distributions in excess of net investment income and undistributed net investment income of ($47,463) and $29,249, respectively)	$312,802,746	$233,028,680

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

Effective July 19, 1999, the Fund received a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund.

Fund Shares Issued	Common Trust Fund Net Asset Received	Unrealized Appreciation/ Depreciation[1]
389,238	$3,849,562	$15,443

1 Unrealized appreciation/depreciation is included in the Common Trust Funds net assets received.

On July 26, 1999, the Fund acquired all the net assets of CCB Bond Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 8,112,628 Institutional Shares of the Fund (valued at $79,584,880) for the 8,045,396 Shares of the Acquired Fund outstanding at July 26, 1999. The Acquired Fund's net assets of $79,590,157 (which consisted of $84,134,127 of Paid In Capital and $1,427,878 of unrealized depreciation; and $135,305 of net realized loss on investments) were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $244,260,248 and $79,590,157, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $323,850,405.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investments in other open-end registered investment companies are valued at net asset value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser (or an affiliate of the Fund's Adviser). The Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available to only registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rate fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gains distributions, if any, from the Core Trust are declared and paid annually, and are recorded by the fund as capital gains received.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividends and distributions to shareholders are recorded on the ex-dividend date. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to dividend redesignation. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain/Loss	Distributions in Excess of Net Investment Income
$(1)	$115,984	$(115,983)

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,141,628 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,141,628

Additionally, net capital losses of $3,269,119 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

Year Ended April 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,978,126	$105,935,864	10,386,832	$106,338,141
Shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	389,238	3,849,562	--	--
Shares issued in connection with the acquisition of CCB Bond Fund	8,112,628	79,584,880	--	--
Shares issued to shareholders in payment of distributions declared	393,124	3,795,046	261,456	2,678,552
Shares redeemed	(10,544,191)	(101,673,032)	(6,189,112)	(63,408,065)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,328,925	$91,492,320	4,459,176	$45,608,628

Year Ended April 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,388,440	$13,455,923	1,259,281	$12,953,227
Shares issued to shareholders in payment of distributions declared	87,253	841,549	38,583	394,773
Shares redeemed	(866,703)	(8,342,596)	(430,825)	(4,411,763)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	608,990	$5,954,876	867,039	$8,936,237

NET CHANGE RESULTING FROM SHARE TRANSACTION	9,937,915	$97,447,196	5,326,215	$54,544,865

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended April 30, 2000, were as follows:

Purchases	$163,989,424

Sales	$158,240,455

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED INTERMEDIATE INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Intermediate Income Fund (one of the portfolios constituting Federated Income Securities Trust) (the "Trust"), as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
June 13, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES

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JUNE 30, 2000

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A Statement of Additional Information (SAI) dated June 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577
Cusip 31420C407

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3090804A-IS (6/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income by investing in a diversified portfolio of investment grade securities, which are rated in one of the four highest categories by a nationally recognized statistical rating organization.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JUNE 30, 2000

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 9

How to Purchase Shares 10

How to Redeem Shares 11

Account and Share Information 12

Who Manages the Fund? 13

Financial Information 14

Report of Ernst & Young LLP, Independent Auditors 37

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.

Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average maturity to between three and ten years and duration to between three and seven years. Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 2.27%.

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Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 6.62% (quarter ended June 30, 1995). Its lowest quarterly return was (2.28%) (quarter ended March 31, 1996).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate Total Index ("LBGCTI"), Lehman Brothers Corporate Bond Total Index ("LBCBTI"), Lehman Brothers Intermediate Government/Corporate Index ("LBIGCI"), broad-based market indexes, and the Lipper Intermediate-Term Investment Grade Debt Funds Average ("LIIGDFA"), an average of funds with similar investment objectives. Total returns for indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	LBGCTI	LBCBTI	LBIGCI	LIIGDFA
1 Year	(1.66%)	(2.15%)	(1.96%)	0.39%	(1.28%)
5 Years	7.23%	7.61%	8.18%	7.10%	7.87%
Start of Performance[1]	5.57%	5.72%	6.13%	5.59%	4.95%

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1 The Fund's Institutional Service Shares start of performance date was December 20, 1993.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%

1 Although not contractually obligated to do so, the Adviser, Distributor, and Shareholder Services Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2000.

Total Waivers of Fund Expenses	0.37%
Total Actual Annual Fund Operating Expenses (after waivers)	0.80%

2 The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the year ended April 30, 2000.

3 The Distribution (12b-1) Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Distribution (12b-1) Fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.16% for the year ended April 30, 2000.

4 The Shareholder Services Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.09% for the year ended April 30, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	 119

3 Years	$	 372

5 Years	$	 644

10 Years	$	 1,420

What are the Fund's Investment Strategies?

The Adviser actively manages the Fund's portfolio seeking current income within the Fund's investment policy parameters for limiting credit risk and share price volatility attributable to interest rate risk. The Fund limits credit risk by investing exclusively in a diversified portfolio of investment grade fixed income securities, including corporate debt securities, U.S. government and privately issued mortgage backed securities, and U.S. treasury and agency securities. Investment grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of the Fund will normally be between three and ten years.

Within the Fund's three to seven year portfolio duration range, the Adviser may seek to change the Fund's interest rate volatility exposure, by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

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In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income by selecting securities, within the Fund's credit quality range, that the Adviser expects will offer the best relative value. In other words, in selecting securities, the Adviser assesses whether the Fund will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) and its risk of prepayment (in the case of asset backed an d mortgage backed securities) in order to complete the analysis.

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Corporate debt securities generally offer higher yields than U. S. government securities to compensate for credit risk. Similarly, asset and mortgage backed securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities, to compensate for prepayment risk. The Adviser invests the Fund's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage-backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return.

The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage-backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the principal types of fixed income securities in which the Fund may invest.

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

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  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
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  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
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  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
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  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.
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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

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Wire Order Number, Dealer Number or Group Number

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Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

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Send requests by mail to:

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Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Joseph M. Balestrino

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Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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Christopher J. Smith

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Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

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Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since December 1993. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 37.

Year Ended April 30	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.07	$10.17	$ 9.79	$ 9.76	$ 9.55
Income From Investment Operations:
Net investment income	0.60	0.58	0.61	0.61	0.63
Net realized and unrealized gain (loss) on investments	(0.60)	(0.10)	0.38	0.04	0.21

TOTAL FROM INVESTMENT OPERATIONS	0.00	0.48	0.99	0.65	0.84

Less Distributions:
Distributions from net investment income	(0.60)	(0.58)	(0.61)	(0.61)	(0.63)
Distributions from net realized gain on investments	(0.02)	0.00 [1]	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.62)	(0.58)	(0.61)	(0.62)	(0.63)

Net Asset Value, End of Period	$ 9.45	$10.07	$10.17	$ 9.79	$ 9.76

Total Return[2]	0.05%	4.77%	10.31%	6.73%	8.86%

Ratios to Average Net Assets:

Expenses	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income	6.24%	5.64%	6.03%	6.21%	6.31%

Expense waiver/reimbursement[3]	0.37%	0.43%	0.47%	0.57%	0.85%

Supplemental Data:

Net assets, end of period (000 omitted)	$18,159	$13,204	$4,522	$790	$508

Portfolio turnover	54%	41%	44%	55%	66%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

APRIL 30, 2000

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.2%
		Home Equity Loan--0.6%
$2,000,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	$1,865,312

		Credit Card--0.1%
500,000		Discover Card Trust 1996-3, Class B, 6.25%, 8/18/2008	466,407

		Structured Product (Abs)--0.9%
2,000,000	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,897,186
112,558		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 2/15/2029	112,713
500,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	490,970
300,000		Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023	284,724
35,780		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	35,175

		TOTAL	2,820,768

		Utilities--0.6%
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Series 1997-1, Class A8, 6.48%, 12/26/2009	1,884,500

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,432,755)	7,036,987

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Structured Product (Abs)--0.0%
91,495		Prudential Bache CMO Trust Series 8, Class F, 7.965%, 3/1/2019 (identified cost $96,670)	91,213

		CORPORATE BONDS--64.1%
		Aerospace & Defense--0.5%
1,500,000	[1]	British Aerospace Finance, Inc., 7.50%, 7/1/2027	1,436,937

		Air Transportation--1.3%
251,052		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	240,209
1,580,889		Continental Airlines, Inc., Pass Thru Cert., Series 1997-4 B, 6.90%, 1/2/2017	1,431,574
2,300,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	2,076,003
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	410,520

		TOTAL	4,158,306

		Automobile--1.0%
1,850,000		Dana Corp., Note, 6.25%, 3/1/2004	1,734,837
1,460,000		Hertz Corp., Sr. Note, 7.00%, 1/15/2028	1,268,871

		TOTAL	3,003,708

Principal Amount			Value
		CORPORATE BONDS--continued
		Banking--6.9%
$1,250,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	$1,168,362
220,000		Bank One Corp., Sub. Note, 7.25%, 8/1/2002	218,211
100,000		Bank One Corp., Sub. Deb., 7.25%, 8/15/2004	97,948
250,000		Bank One Corp., Sr. Note, 8.10%, 3/1/2002	251,765
2,000,000		Banco Santander Central Hispano, S.A., Bank Guarantee, 7.875%, 4/15/2005	1,986,020
200,000		BankAmerica Corp., Sub. Note, 7.75%, 7/15/2002	200,904
200,000		BankAmerica Corp., Sub. Note, 8.375%, 3/15/2002	202,762
2,200,000		Barclays North America, Deb., 9.75%, 5/15/2021	2,342,428
10,000		Boatmen's Bancshares, Inc., Sub. Note, 9.25%, 11/1/2001	10,254
30,000		Central Fidelity Banks, Inc., Sub. Note, 8.15%, 11/15/2002	30,507
1,000,000		Chase Manhattan Corp., Sub. Note, 6.375%, 2/15/2008	917,660
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	1,742,654
40,000		Corestates Capital Corp., Sub. Note, 5.875%, 10/15/2003	37,814
1,000,000	[1]	Den Danske Bank Group, Note, 7.40%, 6/15/2010	982,100
30,000		First Union Corp., Sub. Note, 8.00%, 11/15/2002	30,234
1,000,000		J.P. Morgan & Co., Inc., Sub. Note, 6.70%, 11/1/2007	935,580
200,000	[1]	Korea Development Bank, 7.625%, 10/1/2002	197,337
3,150,000		National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004	3,198,226
15,000		NationsBank Corp., Sub. Note, 7.625%, 4/15/2005	14,925
1,000,000		NationsBank Corp., Sub. Note, Series MTNF, 7.19%, 7/30/2012	957,090
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	669,547
4,000,000	[1]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	3,968,724
30,000		Republic New York Corp., Sub. Note, 8.25%, 11/1/2001	30,320
200,000		SunTrust Bank, Inc., Sub. Note, 6.90%, 7/1/2007	191,470
255,000		SunTrust Bank, Inc., Note, 7.375%, 7/1/2002	253,720
15,000		SunTrust Bank, Inc., Sub. Note, 6.125%, 2/15/2004	14,230
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	924,145

		TOTAL	21,574,937

		Beverage & Tobacco--1.3%
2,000,000		Anheuser-Busch Cos., Inc., Sr. Note, 7.10%, 6/15/2007	1,946,280
100,000		Anheuser-Busch Cos., Inc., Unsecd. Note, 6.90%, 10/1/2002	98,825
1,000,000		Philip Morris Cos., Inc., Note, 7.125%, 8/15/2002	959,470
100,000		Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002	97,205
1,000,000		Philip Morris Cos., Inc., Unsecd. Note, 9.00%, 1/1/2001	1,002,960

		TOTAL	4,104,740

Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television--1.9%
$3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	$3,815,700
2,250,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	2,131,762

		TOTAL	5,947,462

		Chemicals & Plastics--0.6%
1,500,000	[1]	Bayer Corp., Deb., 6.50%, 10/1/2002	1,472,580
40,000		Du Pont (E.I.) de Nemours & Co., Note, 8.125%, 3/15/2004	40,985
750,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	456,574
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	28,248

		TOTAL	1,998,387

		Conglomerates--0.3%
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	786,082

		Consumer Products--0.8%
2,250,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,231,550
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	96,829
300,000		Sara Lee Corp., Sr. Note, 6.00%, 1/15/2008	271,524

		TOTAL	2,599,903

		Ecological Services & Equipment--0.6%
175,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	150,031
2,000,000		WMX Technologies, Inc., Deb., 8.75%, 5/1/2018	1,762,080

		TOTAL	1,912,111

		Education--1.5%
3,425,000		Boston University, MTN, 7.625%, 7/15/2097	3,088,459
1,450,000		Columbia University, MTN, 8.62%, 2/21/2001	1,469,662

		TOTAL	4,558,121

		Electronics--0.8%
1,500,000		General Electric Financial Services, Inc., MTN, 9.18%, 12/30/2008	1,646,325
225,000		General Electric Financial Services, Inc., Sr. Note, 6.29%, 12/15/2001	222,240
115,000		International Business Machines Corp., 7.25%, 11/1/2002	114,775
500,000		International Business Machines Corp., Note, 6.45%, 8/1/2007	475,170
100,000		International Business Machines Corp., Unsecd. Note, 6.375%, 6/15/2000	100,052
15,000		Rockwell International Corp., Unsecd. Note, 6.625%, 6/1/2005	14,303

		TOTAL	2,572,865

		Finance - Automotive--1.7%
2,100,000		Ford Capital BV, Note, 9.375%, 5/15/2001	2,138,598
100,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	97,251
Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--continued
$250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2001	$237,037
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	34,887
100,000		Ford Motor Credit Co., Unsecd. Note, 8.00%, 6/15/2002	100,920
1,000,000		Ford Motor Credit Co., Unsub., 6.875%, 6/5/2001	994,969
485,000		General Motors Acceptance Corp., MTN, 7.50%, 5/25/2000	485,611
155,000		General Motors Acceptance Corp., Note, 7.00%, 9/15/2002	153,470
1,170,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	1,107,978

		TOTAL	5,350,721

		Finance - Retail--0.2%
50,000		Commercial Credit Co., Note, 5.55%, 2/15/2001	49,410
100,000		Household Finance Corp., Note, 6.125%, 8/15/2003	95,464
100,000		Household Finance Corp., Note, 7.00%, 9/15/2002	98,594
100,000		Household Finance Corp., Sr. Note, 7.25%, 8/15/2002	99,297
395,000		Sears Roebuck Acceptance Corp., MTN, 6.56%, 9/5/2000	394,376

		TOTAL	737,141

		Financial Intermediaries--6.3%
2,500,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	2,342,800
1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 5.875%, 4/1/2002	964,410
1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 6.50%, 6/1/2008	900,730
2,875,000		FINOVA Capital Corp., Note, 7.25%, 11/8/2004	2,664,004
175,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	170,746
625,000		Lehman Brothers Holdings, Inc., Note, 6.90%, 1/29/2001	622,912
2,000,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	1,910,840
1,625,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,541,361
1,000,000		Merrill Lynch & Co., Inc., MTN, 7.20%, 10/15/2012	930,730
500,000		Merrill Lynch & Co., Inc., Note, 6.875%, 3/1/2003	491,240
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	14,698
100,000		Merrill Lynch & Co., Inc., Note, 8.30%, 11/1/2002	101,804
1,000,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 7.19%, 8/7/2012	924,350
920,000		Morgan Stanley Group, Inc., Deb., 9.375%, 6/15/2001	940,166
3,180,000		PaineWebber Group, Inc., 7.625%, 12/1/2009	3,022,399
1,000,000		PaineWebber Group, Inc., Sr. Note, 6.64%, 4/14/2010	883,680
50,000		Pitney Bowes Credit Corp., Unsecd. Note, 8.80%, 2/15/2003	51,696
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$100,000		Salomon Smith Barney Holdings, Inc., Note, Series C, 7.15%, 2/15/2003	$98,702
100,000		Salomon Smith Barney Holdings, Inc., Unsecd. Note, Series MTNG, 6.35%, 1/15/2004	95,835
5,000		Salomon, Inc., Note, 6.375%, 10/1/2004	4,756
10,000		Salomon, Inc., Note, 6.625%, 11/15/2003	9,700
200,000		Salomon, Inc., Sr. Note, 6.80%, 4/15/2003	195,598
30,000		Wells Fargo & Co., Note, 5.75%, 2/1/2003	28,730
928,981	[1]	World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013	876,276

		TOTAL	19,788,163

		Financial Services--1.0%
20,000		Associates Corp. of North America, Sr. Note, 6.00%, 6/15/2000	19,998
3,000,000		General Electric Capital Corp., MTN, 6.65%, 9/3/2002	2,960,400
10,000		Paccar Financial Corp., Sr. Note, 6.18%, 2/15/2001	9,926
100,000		U.S. Leasing International, Unsecd. Note, 6.625%, 5/15/2003	97,226

		TOTAL	3,087,550

		Food & Drug Retailers--1.0%
2,800,000		Kroger Co., Inc., 7.25%, 6/1/2009	2,578,968
500,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	472,930

		TOTAL	3,051,898

		Food Products--0.1%
5,000		Grand Metropolitan Investment Corp., 9.00%, 8/15/2011	5,446
300,000		Kraft General Foods, Inc., Deb., 6.00%, 6/15/2001	295,704

		TOTAL	301,150

		Forest Products--1.6%
1,500,000		Donohue Forest Products, 7.625%, 5/15/2007	1,480,425
1,000,000		Fort James Corp., Deb., 8.375%, 11/15/2001	1,010,820
300,000		Fort James Corp., Sr. Note, 6.234%, 3/15/2001	298,341
310,000		Fort James Corp., Sr. Note, 7.65%, 12/26/2000	310,995
1,000,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	1,050,030
25,000		Union Camp Corp., Note, 6.50%, 11/15/2007	22,843
750,000		Westvaco Corp., Deb., 7.75%, 2/15/2023	725,505
25,000		Weyerhaeuser Co., Deb., 9.05%, 2/1/2003	25,797

		TOTAL	4,924,756

		Health Services--0.3%
1,000,000		Aetna Services, Inc., Company Guarantee, 6.75%, 8/15/2001	984,300

Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial Products & Equipment--0.0%
$10,000		Air Products & Chemicals, Inc., Note, 7.375%, 5/1/2005	$9,716
30,000		Dresser Industries, Inc., Note, 6.25%, 6/1/2000	30,016
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	23,749
10,000		Ingersoll-Rand Co., Note, 6.60%, 8/1/2000	10,002

		TOTAL	73,483

		Insurance--5.1%
500,000		CIGNA Corp., Sr. Note, 7.40%, 1/15/2003	486,665
500,000		Conseco, Inc., Note, 6.40%, 2/10/2003	315,625
1,750,000		Conseco, Inc., Sr. Note, 10.50%, 12/15/2004	1,104,688
1,975,000		Continental Corp., Unsecd. Note, 7.25%, 3/1/2003	1,892,741
4,200		Equitable Cos., Inc., Sr. Note, 6.75%, 12/1/2000	4,182
2,000,000	[1]	Equitable Life, Note, 7.70%, 12/1/2015	1,943,640
4,000,000		GEICO Corp., Deb., 9.15%, 9/15/2021	4,237,760
25,000		ITT Hartford Group, Inc., Note, 8.30%, 12/1/2001	25,230
15,000		Lincoln National Corp., Note, 7.625%, 7/15/2002	14,923
250,000		MBIA Insurance Corp., Deb., 9.00%, 2/15/2001	253,110
900,000		Provident Cos., Inc., Bond, 7.405%, 3/15/2038	717,516
2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	1,940,060
1,000,000		St. Paul Cos., Inc., MTN, Series MTNB, 7.29%, 8/28/2007	956,870
2,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	2,070,859

		TOTAL	15,963,869

		Leisure & Entertainment--2.3%
3,250,000		International Speedway Corp., 7.875%, 10/15/2004	3,165,598
800,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	800,416
3,200,000		Viacom, Inc., Sr. Deb., 8.25%, 8/1/2022	3,087,424
40,000		Walt Disney Co., Bond, 6.375%, 3/30/2001	39,698

		TOTAL	7,093,136

		Metals & Mining--2.1%
3,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	2,959,590
2,265,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,226,110
875,000		Noranda, Inc., Deb., 8.625%, 7/15/2002	877,135
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	646,619

		TOTAL	6,709,454

Principal Amount			Value
		CORPORATE BONDS--continued
		Oil & Gas--4.1%
$10,000		Atlantic Richfield Co., Deb., 9.125%, 3/1/2011	$11,109
1,000,000		Global Marine, Inc., Sr. Note, 7.125%, 9/1/2007	947,310
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,078,405
3,250,000	[1]	Pemex Finance Ltd., 9.03%, 2/15/2011	3,287,115
1,000,000		Sun Co., Inc., 9.00%, 11/1/2024	1,054,070
2,450,000		Tosco Corp., 8.125%, 2/15/2030	2,355,087
2,000,000	[1]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	1,973,500

		TOTAL	12,706,596

		Pharmaceutical--0.1%
250,000		American Home Products Corp., Note, 7.90%, 2/15/2005	251,598
100,000		Lilly (Eli) & Co., Unsecd. Note, 6.25%, 3/15/2003	97,268

		TOTAL	348,866

		Printing & Publishing--1.1%
3,250,000		News America Holdings, Inc., 10.125%, 10/15/2012	3,485,398

		Rail Industry--0.6%
869,539		Atchison Topeka & SF RR, Equip. Trust, 6.55%, 1/6/2013	805,828
1,000,000		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	974,920

		TOTAL	1,780,748

		Real Estate--1.2%
3,150,000		New Plan Excel Realty Trust, MTN, 7.40%, 9/15/2009	2,872,958
900,000		Storage USA, Deb., 7.50%, 12/1/2027	776,322

		TOTAL	3,649,280

		Retailers--7.6%
3,000,000		Dayton-Hudson Corp., Deb., 10.00%, 12/1/2000	3,051,990
350,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	349,864
15,000		Dillard Investment, Deb., 9.25%, 2/1/2001	15,214
2,500,000		Federated Department Stores, Inc., Sr. Note, 10.00%, 2/15/2001	2,549,200
2,200,000		Harcourt General, Inc., Sr. Note, 6.70%, 8/1/2007	1,982,420
2,000,000		May Department Stores Co., Deb., 8.125%, 8/15/2035	1,954,180
500,000		May Department Stores Co., Deb., 9.875%, 6/15/2021	531,850
3,000,000		Safeway, Inc., Note, 7.25%, 9/15/2004	2,916,870
2,000,000		Sears, Roebuck & Co., MTN, 10.00%, 2/3/2012	2,230,360
3,000,000		TJX Cos., Inc., 7.45%, 12/15/2009	2,867,700
1,750,000		Target Corp., 7.50%, 2/15/2005	1,740,935
Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--continued
$50,000		Wal-Mart Stores, Inc., Note, 8.625%, 4/1/2001	$50,737
565,000		Wal-Mart Stores, Inc., Note, 9.10%, 7/15/2000	568,249
2,850,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	2,747,258
200,000		Wal-Mart Stores, Inc., Unsecd. Note, 6.50%, 6/1/2003	195,290

		TOTAL	23,752,117

		Services--0.1%
500,000		Olsten Corp., Sr. Note, 7.00%, 3/15/2006	443,970

		Sovereign Government--1.8%
1,000,000		Quebec, Province of, Deb., 9.125%, 8/22/2001	1,020,006
200,000		Quebec, Province of, 11.00%, 6/15/2015	208,824
2,250,000		Quebec, Province of, Deb., Series NN, 7.125%, 2/9/2024	2,097,180
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,223,270
1,000,000		Victoria Public Authority, Local Gov't. Guarantee, 8.25%, 1/15/2002	1,018,016

		TOTAL	5,567,296

		Supranational--0.3%
1,100,000		Corp Andina De Fomento, Sr. Note, 7.75%, 3/1/2004	1,095,996

		Technology Services--1.3%
3,750,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	4,068,750

		Telecommunications & Cellular--3.6%
2,000,000		AT&T Corp., Global Bond, 6.00%, 3/15/2009	1,784,720
250,000		Bell Atlantic-New Jersey, Deb., 5.875%, 2/1/2004	237,368
1,850,000		BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002	1,789,080
15,000		Chesapeake & Potomac Telephone Co. of VA, Deb., 6.75%, 5/1/2008	14,330
50,000		Chesapeake & Potomac Telephone Co. of Washington D.C., Deb., 7.00%, 2/1/2009	48,031
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	94,425
410,000		Lucent Technologies, Inc., Note, 6.90%, 7/15/2001	408,930
650,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	739,375
2,000,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	2,262,500
15,000		New England Telephone & Telegraph, Deb., 6.125%, 10/1/2006	13,872
800,000		New England Telephone & Telegraph, Deb., 8.625%, 8/1/2001	812,520
100,000		New York Telephone Co., Unsecd. Note, 6.25%, 2/15/2004	95,384
115,000		Ohio Bell Telephone Co., Unsecd. Note, 6.125%, 5/15/2003	111,633
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	2,910,656

		TOTAL	11,322,824

Principal Amount			Value
		CORPORATE BONDS--continued
		Utilities--3.1%
$15,000		Bell Atlantic Corp., Deb., 6.75%, 5/1/2008	$14,358
250,000		Consolidated Edison Co., Deb., Series 92B, 7.625%, 3/1/2004	247,683
1,600,000	[1]	Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	1,516,640
1,250,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,096,150
1,000,000		Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	954,890
750,000	[1]	Israel Electric Corp. Ltd., 8.25%, 10/15/2009	740,693
1,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	1,367,745
400,000	[1]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.75%, 3/1/2009	384,138
100,000		Louisiana Power & Light Co., 1st Mtg. Bond, 7.50%, 11/1/2002	99,401
30,000		Michigan Consolidated Gas, 1st Mtg. Bond, 6.80%, 6/15/2003	29,679
180,000		Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007	178,279
25,000		Pacific Gas & Electric Co., 1st Ref. Mtg., 6.75%, 12/1/2000	25,025
1,000,000		Pacific Gas & Electric Co., Unsecd. Note, Series B, 7.75%, 6/30/2004	1,007,230
1,200,000		Puget Sound Energy, Inc., MTN, 7.02%, 12/1/2027	1,032,348
100,000		Reliant Energy, Inc., Collateral Trust, Series C, 6.50%, 4/21/2003	95,447
5,000		Sonat, Inc., Note, 6.875%, 6/1/2005	4,761
1,000,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	764,370

		TOTAL	9,558,837

		TOTAL CORPORATE BONDS (IDENTIFIED COST $208,788,229)	200,499,858

		U.S. GOVERNMENT AGENCIES--12.9%
		U.S. Government Agencies--12.9%
100,000		Federal Home Loan Bank System, 6.00%, 6/30/2003	96,110
1,000,000		Federal Home Loan Bank System, 6.10%, 4/7/2003	965,910
1,000,000		Federal Home Loan Bank System, 6.11%, 4/17/2003	965,940
1,750,000		Federal Home Loan Bank System, 6.00%, 5/17/2006	1,625,785
1,000,000		Federal Home Loan Bank System, 6.00%, 7/7/2004	949,980
1,000,000		Federal Home Loan Bank System, 6.14%, 5/11/2005	949,520
2,000,000		Federal Home Loan Bank System, 6.23%, 6/1/2005	1,905,420
1,000,000		Federal Home Loan Bank System, 7.00%, 12/15/2009	944,320
1,500,000		Federal Home Loan Bank System, 7.00%, 7/16/2009	1,429,050
200,000		Federal Home Loan Bank System, Series BC01, 5.71%, 7/13/2001	196,670
4,000,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 3/18/2008	3,690,360
2,500,000		Federal Home Loan Mortgage Corp., Deb., 6.35%, 7/17/2008	2,309,950
2,500,000		Federal Home Loan Mortgage Corp., Deb., 8.05%, 4/5/2010	2,457,775
Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--continued
		U.S. Government Agencies--continued
$2,000,000		Federal Home Loan Mortgage Corp., Deb., 8.29%, 9/30/2009	$1,985,460
1,333,000		Federal Home Loan Mortgage Corp., Series 1228H, 7.00%, 2/15/2022	1,282,413
400,000		Federal Home Loan Mortgage Corp., Series 1324VE, 7.00%, 8/15/2008	397,956
1,470,000		Federal Home Loan Mortgage Corp., Series 1468M, 7.00%, 1/15/2010	1,449,449
1,000,000		Federal Home Loan Mortgage Corp., Series 24, Class VB, 6.50%, 7/25/2010	944,790
150,000		Federal National Mortgage Association, MTN, 6.25%, 12/13/2002	147,089
1,650,000		Federal National Mortgage Association, MTN, 6.71%, 7/24/2001	1,641,866
1,500,000		Federal National Mortgage Association, MTN, Series B, 7/9/2012	577,860
2,500,000		Federal National Mortgage Association, MTN, Series MTN, 6.00%, 4/17/2006	2,327,975
1,000,000		Federal National Mortgage Association, Series 1992-124, Class D, 7.00%, 4/25/2010	955,490
2,000,000		Federal National Mortgage Association, Series 1993-139, Class KD, 7.00%, 7/25/2006	1,966,260
845,547		Federal National Mortgage Association, Series 1994-79, Class G, 7.00%, 11/25/2004	838,419
1,000,000		Federal National Mortgage Association, Series 1996-68, Class VC, 6.50%, 9/18/2010	929,210
1,000,000		Federal National Mortgage Association, Series G93-31, Class H, 7.00%, 2/25/2013	943,560
500,000		Federal National Mortgage Association, 8.25%, 12/18/2000	505,535
4,000,000		Federal National Mortgage Association, Unsecd. Note, 6.65%, 11/7/2007	3,839,200
200,000		Federal National Mortgage Association, Unsecd. Note, 7.15%, 5/26/2004	196,514
500,000		Financial Assistance Corp., 9.20%, 9/27/2005	504,535
500,000		Tennessee Valley Authority, 6.125%, 7/15/2003	480,445

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $43,431,469)	40,400,816

		MUNICIPALS--3.2%
		Education--0.4%
1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	1,136,718

		Municipal Services--2.8%
1,250,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	1,117,588
1,325,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (Auditorium Project), (FSA INS), 11/1/2018	1,286,602
2,000,000		McKeesport, PA, Taxable GO, Series B 1997, 7.30% Bonds (MBIA INS), 3/1/2020	1,860,280
1,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	915,360
1,500,000		Minneapolis/St. Paul, MN, Airport Commission, UT GO Taxable Revenue Bonds, Series 9, 8.95% Bonds, 1/1/2022	1,578,795
1,000,000		Pittsburgh, PA, Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	1,082,400
Principal Amount or Shares			Value
		MUNICIPALS--continued
		Municipal Services--continued
$1,000,000		St. Johns County, FL, Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	$994,710

		TOTAL	8,835,735

		TOTAL MUNICIPALS (IDENTIFIED COST $10,331,622)	9,972,453

		PREFERRED STOCKS--1.5%
		Financial Intermediaries--1.1%
70,000		Citigroup, Inc., Cumulative Pfd.	3,360,000

		Telecommunications & Cellular--0.4%
6,100		AT&T Corp., Pfd.	151,738
40,000		AT&T Corp., Pfd., $2.50	1,030,000

		TOTAL	1,181,738

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,560,940)	4,541,738

		MUTUAL FUNDS--11.9%[2]
$3,943,182		Federated Mortgage Core Portfolio (identified cost $38,528,700)	37,341,935

		REPURCHASE AGREEMENT--3.3%[3]
10,190,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	10,190,000

		TOTAL INVESTMENTS (IDENTIFIED COST $323,360,385)[4]	$310,075,000

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At April 30, 2000, these securities amounted to $28,200,619 which represents 9.02% of net assets.

2 Pursuant to an Exemptive order, the Fund may invest in Federated Core Trust (the "Trust") which is also managed by Federated Investment Management Company, the Fund's advisor. The Trust is an open-end management investment company under the Investment Company Act of 1940 available to only registered investment companies and other institutional investors. High Yield Bond Portfolio and Federated Mortgage Core Portfolio (the "Portfolios") are two series of the Trust. Federated receives no fees on behalf of the Portfolios. Income distributions from the Portfolios are declared daily and paid monthly. Income distributions earned by the Fund are recorded as dividend income in the accompanying financial statements.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $323,408,768. The net unrealized depreciation of investments on a federal tax basis amounts to $13,333,768 which is comprised of $311,615 appreciation and $13,645,383 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($312,802,746) at April 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
CMO	--Collateralized Mortgage Obligation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000

Assets:
Total investments in securities, at value (identified cost $323,360,385 and tax cost $323,408,768)		$310,075,000
Cash		4,304
Income receivable		5,445,817
Receivable for shares sold		245,467

TOTAL ASSETS		315,770,588

Liabilities:
Payable for shares redeemed	$1,500,470
Income distribution payable	1,411,485
Accrued expenses	55,887

TOTAL LIABILITIES		2,967,842

Net assets for 33,087,431 shares outstanding		$312,802,746

Net Assets Consist of:
Paid in capital		$330,594,724
Net unrealized depreciation of investments[1]		(13,285,385)
Accumulated net realized loss on investments		(4,459,130)
Distributions in excess of net investment income		(47,463)

TOTAL NET ASSETS		$312,802,746

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$294,644,119 ÷ 31,166,701 shares outstanding		$9.45

Institutional Service Shares:
$18,158,627 ÷ 1,920,730 shares outstanding		$9.45

1 Includes ($1,412,435) of unrealized depreciation at July 19, 1999 and July 26, 1999, related to a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund, and the acquisition of CCB Bond Fund, respectively.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED APRIL 30, 2000

Investment Income:
Dividends			$2,664,390
Interest			18,431,770

TOTAL INCOME			21,096,160

Expenses:
Investment adviser fee		$1,498,510
Administrative personnel and services fee		225,849
Custodian fees		18,930
Transfer and dividend disbursing agent fees and expenses		59,387
Directors'/Trustees' fees		6,473
Auditing fees		16,595
Legal fees		23,369
Portfolio accounting fees		98,129
Distribution services fee--Institutional Service Shares		41,820
Shareholder services fee--Institutional Shares		707,435
Shareholder services fee--Institutional Service Shares		41,820
Share registration costs		35,446
Printing and postage		37,835
Insurance premiums		1,637
Miscellaneous		3,159

TOTAL EXPENSES		2,816,394

Waivers:
Waiver of investment adviser fee	$(363,771)
Waiver of distribution services fee--Institutional Service Shares	(15,055)
Waiver of shareholder services fee--Institutional Shares	(707,435)
Waiver of shareholder services fee--Institutional Service Shares	(26,765)

TOTAL WAIVERS		(1,113,026)

Net expenses			1,703,368

Net investment income			19,392,792

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(4,458,939)
Net change in unrealized depreciation of investments			(12,588,996)

Net realized and unrealized loss on investments			(17,047,935)

Change in net assets resulting from operations			$2,344,857

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,392,792	$11,918,718
Net realized gain (loss) on investments ($(4,459,130) and $548,291, respectively, as computed for federal tax purposes)	(4,458,939)	553,848
Net change in unrealized appreciation/depreciation	(12,588,996)	(3,196,353)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,344,857	9,276,213

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(18,312,786)	(11,439,982)
Institutional Service Shares	(1,040,735)	(499,158)
Distributions from net realized gains
Institutional Shares	(629,456)	(83,351)
Institutional Service Shares	(35,010)	(4,200)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,017,987)	(12,026,691)

Share Transactions:
Proceeds from sale of shares	119,391,787	119,291,368
Proceeds from shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	3,849,562	--
Net asset value of shares issued in connection with the acquisition of CCB Bond Fund	79,584,880	--
Net asset value of shares issued to shareholders in payment of distributions declared	4,636,595	3,073,325
Cost of shares redeemed	(110,015,628)	(67,819,828)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	97,447,196	54,544,865

Change in net assets	79,774,066	51,794,387

Net Assets:
Beginning of period	233,028,680	181,234,293

End of period (including distributions in excess of net investment income and undistributed net investment income of ($47,463) and $29,249, respectively)	$312,802,746	$233,028,680

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

Effective July 19, 1999, the Fund received a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund.

Fund Shares Issued	Common Trust Fund Net Asset Received	Unrealized Appreciation/ Depreciation[1]
389,238	$3,849,562	$15,443

1 Unrealized appreciation/depreciation is included in the Common Trust Funds net assets received.

On July 26, 1999, the Fund acquired all the net assets of CCB Bond Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 8,112,628 Institutional Shares of the Fund (valued at $79,584,880) for the 8,045,396 Shares of the Acquired Fund outstanding at July 26, 1999. The Acquired Fund's net assets of $79,590,157 (which consisted of $84,134,127 of Paid In Capital and $1,427,878 of unrealized depreciation; and $135,305 of net realized loss on investments) were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $244,260,248 and $79,590,157, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $323,850,405.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investments in other open-end registered investment companies are valued at net asset value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser (or an affiliate of the Fund's Adviser). The Core Trust is an open-end management company, registered under the Investment Company Act of 1940, available to only registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rate fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared and paid annually, and are recor ded by the fund as capital gains received.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividends and distributions to shareholders are recorded on the ex-dividend date. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to dividend redesignation. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain/Loss	Distributions in Excess of Net Investment Income/ Undistributed Net Investment Income
$(1)	$115,984	$(115,983)

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,141,628 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,141,628

Additionally, net capital losses of $3,269,119 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

Year Ended April 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,978,126	$105,935,864	10,386,832	$106,338,141
Shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	389,238	3,849,562	--	--
Shares issued in connection with the acquisition of CCB Bond Fund	8,112,628	79,584,880	--	--
Shares issued to shareholders in payment of distributions declared	393,124	3,795,046	261,456	2,678,552
Shares redeemed	(10,544,191)	(101,673,032)	(6,189,112)	(63,408,065)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,328,925	$91,492,320	4,459,176	$45,608,628

Year Ended April 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,388,440	$13,455,923	1,259,281	$12,953,227
Shares issued to shareholders in payment of distributions declared	87,253	841,549	38,583	394,773
Shares redeemed	(866,703)	(8,342,596)	(430,825)	(4,411,763)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	608,990	$5,954,876	867,039	$8,936,237

NET CHANGE RESULTING FROM SHARE TRANSACTION	9,937,915	$97,447,196	5,326,215	$54,544,865

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended April 30, 2000, were as follows:

Purchases	$163,989,424

Sales	$158,240,455

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED INTERMEDIATE INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Intermediate Income Fund (one of the portfolios constituting Federated Income Securities Trust) (the "Trust"), as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
June 13, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SERVICE SHARES

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JUNE 30, 2000

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A Statement of Additional Information (SAI) dated June 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577
Cusip 31420C506

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3090804A-SS (6/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

STATEMENT OF ADDITIONAL INFORMATION

FEDERATED INTERMEDIATE INCOME FUND

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Intermediate Income Fund (Fund), dated June 30, 2000. This SAI incorporates by reference the Fund’s Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

June 30, 2000
                Contents
                How is the Fund Organized?
                Securities in Which the Fund Invests
                What do Shares Cost?
                How is the Fund Sold?
                Subaccounting Services
                Redemption in Kind
                Massachusetts Partnership Law
                Account and Share Information
                Tax Information
                Who Manages and Provides Services to the Fund?
                How Does the Fund Measure Performance?
                Who is Federated Investors, Inc.?
                Investment Ratings
                Addresses

Cusip 31420C506
Cusip 31420C407

3090804B (6/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Income Securities Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 24, 1986. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Intermediate Income Fund to Federated Intermediate Income Fund on February 26, 1996.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund’s investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Surplus Notes

Surplus notes are subordinated debt instruments issued by mutual and stock insurance companies. Mutual insurance companies generally issue surplus notes to raise capital. Stock insurance companies primarily issue surplus notes in transactions with affiliates. Surplus notes are treated by insurers as equity capital, or “surplus” for regulatory reporting purposes. Surplus notes typically are subordinated to any other debt.

Capital Securities

Capital securities are subordinated securities, generally with a 30-50 year maturity and a 5-10 year call protection. Dividend payments generally can be deferred by the issuer for up to 5 years. These securities generally are unsecured and subordinated to all senior debt securities of the issuer, therefore, principal and interest payments on capital securities are subject to a greater risk of default than senior debt securities.

Step Up Perpetual Subordinated Securities

Step up perpetual subordinated securities (“step ups”) generally are structured as perpetual preferred securities (with no stated maturity) with a 10-year call option. If the issue is not called, however, the coupon increases or “steps up,” generally 150 to 250 basis points depending on the issue and its country of jurisdiction. The step up interest rate acts as a punitive rate which would typically compel the issuer to call the security. Thus, these securities generally are priced as 10-year securities.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes’ share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Convertible Securities

Convertible securities are convertible preferred stock or convertible bonds that the Fund has the option to exchange for equity securities of the issuer at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its securities.

Convertible preferred stock and convertible bonds pay or accrue interest or dividends at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a convertible bond must repay the principal amount of the bond, normally within a specified time. Convertible preferred stock and convertible bonds provide more income than equity securities.

The Fund treats convertible securities as fixed income securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell futures contracts on portfolio securities or indexes, and may buy and sell foreign currency forward contracts and foreign currency futures contracts.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:
  Buy call options on securities, futures contracts, foreign currency futures contracts and foreign currencies in anticipation of an increase in the value of the underlying asset;
  Buy put options on securities, futures contracts, foreign currency futures contracts and foreign currencies in anticipation of a decrease in the value of the underlying asset; and
  Buy or write options to close out existing options positions.

The Fund may also write call options on securities, futures contracts and foreign currencies to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Caps and Floors

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Special Transactions

Inter-fund Borrowing and Lending Arrangements

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund’s Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from “failed” trades. All inter-fund loans must be repaid in seven days or less. The Fund’s participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the “Repo Rate”) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the “Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivative contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund’s principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call and Prepayment Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.
  Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Liquidity Risks

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Complex CMOs

  CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Currency Risks

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
  The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Leverage Risks

  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund’s investment objective is to provide current income. The investment objective may not be changed by the Fund’s Directors without shareholder approval.

INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board of Directors (Board) and by the “vote of a majority of its outstanding voting securities,” as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Restricted and Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

For purposes of the concentration limitation: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute ‘concentration.‘

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund’s portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.
  Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund’s net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund’s service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent’s subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund’s Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund’s Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund’s obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust’s outstanding shares of all series entitled to vote.

As of June 8, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Milards & Co., c/o SEI Trust Co., Attn: Pam Donovan - FirstMerit Team, 1 Freedom Valley Drive, Oaks, PA 19456 owned 1,647,598 (5.32%); Stockyards Bank & Trust, Attn: Lois Black PO Box 32890, Louisville, KY owned 2,785,688 (9.00%); and Central Carolina Bank & Trust, Paradigm Accounts, Attn: NAV Dest/Trust Dept. PO Box 30010, Durham, NC owned 6,971,740 (22.52%).

As of June 8, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Comerica Bank, 401k Expediter Accounts, Attn: Lori Rogers MC 3446, PO Box 75000, Detroit, MI owned 183,884 (7.61%); Old Kent Bank as Trustee for Retirement Plan of Plano Molding Co. PSP, Attn: TR Securities/Mutual FD SPEC, 4420 44th St. SE Suite A, Grand Rapids, MI owned 139,060 (7.61%) and UMBSC & Co FBO Toledo Clinic Inc., #340497DL7, PO Box 419260, Kansas City, MO owned 107,292 (5.87%).

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund’s assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person’s: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of two funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund’s Adviser.

As of June 8, 2000, the Fund’s Board and Officers as a group owned less than 1% of the Fund’s outstanding Institutional Shares and Institutional Service Shares.

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
John F. Donahue*+# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. ; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Robroy Industries, Inc. (coated steel conduits/computer storage equipment) ; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$682.53	$116,760.63 for the Trust and 43 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$731.04	$128,455.37 for the Trust and 43 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$682.53	$73,191.21 for the Trust and 37 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$664.49	$93,190.48 for the Trust and 37 other investment companies in the Fund Complex

J. Christopher Donahue+ Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND TRUSTEE	President or Executive Vice President of the Federated
Fund Complex; Director or Trustee of some of the Funds
in the Federated Fund Complex; President, Chief
Executive Officer and Director, Federated Investors,
Inc.; President, Chief Executive Officer and Trustee,
Federated Investment Management Company; Trustee,
Federated Investment Counseling; President, Chief
Executive Officer and Director, Federated Global
Investment Management Corp.; President and Chief
Executive Officer, Passport Research, Ltd.; Trustee,
Federated Shareholder Services Company; Director,
Federated Services Company; formerly: President,
	Federated Investment Counseling.	$0	$0 for the Trust and 30 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$664.49	$116,760.63 for the Trust and 43 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$609.90	$109,153.60 for the Trust and 43 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Executive Vice President, Legal and External Affairs, Dugan Valva Contess, Inc. (marketing, communications, technology and consulting); formerly: Management Consultant. Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, Marine Midland Bank; Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$198.15	$102,573.91 for the Trustand 40 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations an d technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$713.00	$128,455.37 for the Trust and 43 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner.	$664.49	$116,760.63 for the Trust and 43 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2007 Sherwood Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$180.12	$94,536.85 for the Trust and 39 other investment companies in the Fund Complex

Glen R. Johnson Birth Date: May 2, 1929 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT	President of some of the Funds in the Federated Fund Complex; Staff member, Federated Securities Corp.; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex;	$0	$0 for the Trust and 21 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT	President, Executive Vice President and Treasurer of
some of the Funds in the Federated Fund Complex; Vice
Chairman, Federated Investors, Inc.; Trustee, Federated
Administrative Services; formerly: Trustee or
Director of some of the Funds in the Federated Fund
Complex; CEO and Chairman, Federated Administrative
Services; Vice President, Federated Investment
Management Company, Federated Investment Counseling,
Federated Global Investment Management Corp. and
Passport Research, Ltd.; Director and Executive Vice
President, Federated Securities Corp.; Director,
Federated Services Company; Trustee, Federated
	Shareholder Services Company.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex,; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 41 other investment companies in the Fund Complex

William D. Dawson, III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER	Chief Investment Officer of this Fund and various other
Funds in the Federated Fund Complex; Executive Vice
President, Federated Investment Counseling, Federated
Global Investment Management Corp., Federated Investment
Management Company and Passport Research, Ltd.;
Director, Federated Global Investment Management Corp.
and Federated Investment Management Company; Registered
Representative, Federated Securities Corp.; Portfolio
Manager, Federated Administrative Services; Vice
President, Federated Investors, Inc.; formerly:
Executive Vice President and Senior Vice President,
Federated Investment Counseling Institutional Portfolio
Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
	Research, Ltd.	$0	$0 for the Trust and 27 other investment companies in the Fund Complex

Joseph M. Balestrino Birth Date: November 3, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Joseph M. Balestrino has been the Fund's Portfolio Manager since November 1998. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.	$0	$0 for the Trust and 3 other investment companies in the Fund Complex

Randall S. Bauer Birth Date: November 16, 1957 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Randall S. Bauer has been the Fund's Portfolio Manager since November 1998. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.	$0	$0 for the Trust and no other investment companies in the Fund Complex

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board’s Executive Committee, which handles the Board’s responsibilities between its meetings. + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund’s portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund’s financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year ended April 30	2000	1999	1998
Advisory Fee Earned	$1,498,510	$1,017,158	$736,045
Advisory Fee Reduction	$ 363,771	$ 361,410	$319,611
Brokerage Commissions	$ 0	$ 0	$ 0
Administrative Fee	$ 225,849	$ 154,999	$155,001
12b-1 Fee
Institutional Service Shares	$ 26,765	--	--
Shareholder Services Fee
Institutional Service Shares	$ 0	--	--
Institutional Shares	$ 15,055	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission’s (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund’s or any class of Shares’ expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and Start of Performance periods ended April 30, 2000.

Yield is given for the 30-day period ended April 30, 2000.

	30-Day Period	1 Year	5 Years	Start of Performance on December 20, 1993

Institutional Shares
Total Return	NA	0.30%	6.35%	5.74%
Yield	7.34%	NA	NA	NA
	30-Day Period	1 Year	5 Years	Start of Performance on December 20, 1993

Institutional Service Shares
Total Return	NA	0.05%	6.08%	5.48%
Yield	7.08%	NA	NA	NA

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the “short-term investment grade debt funds” category in advertising and sales literature.

Merrill Lynch Total Return Investment Grade Corporate Index (Short-Term 1-2.99 Years)

Merrill Lynch Total Return Investment Grade Corporate Index (Short-Term 1-2.99 Years) is comprised of over 400 issues of investment grade corporate debt securities with remaining maturities from 1 to 2.99 years.

Morningstar, Inc.,

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Lehman Brothers Government/Corporate Total Index

Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi- federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc. the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated’s disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated’s investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 29 years’ experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated’s value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated’s corporate bond decision making — based on intensive, diligent credit analysis — is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients’ portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide — we have over 2,200 broker/dealer and bank broker/dealer relationships across the country — supported by more wholesalers than any other mutual fund distributor. Federated’s service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS

STANDARD & POOR’S LONG-TERM DEBT RATING DEFINITIONS

AAA — Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A — Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB — Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B — Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC — Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC — The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C — The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY’S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA — Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA — Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA — Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA — Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA — Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA — Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA — Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA — Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A — Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB — Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB — Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B — Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC — Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC — Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C — Bonds are imminent default in payment of interest or principal.

MOODY’S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

Prime-1 — Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 — Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR’S COMMERCIAL PAPER RATINGS

A-1 — This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 — Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1 — (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2 — (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

FEDERATED INTERMEDIATE INCOME FUND

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh,  PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh,  PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh,  PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston,  MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston,  MA 02266-8600

Independent Auditors

Ernst &Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES

A mutual fund seeking to provide current income by investing primarily in a diversified portfolio of short and medium-term high grade debt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JUNE 30, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

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What are the Principal Securities in Which the
Fund Invests? 6

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What are the Specific Risks of Investing in the Fund? 8

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What Do Shares Cost? 10

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How is the Fund Sold? 10

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How to Purchase Shares 11

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How to Redeem Shares 12

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Account and Share Information 13

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Who Manages the Fund? 14

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Financial Information 15

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Report of Ernst & Young LLP, Independent Auditors 30

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities, corporate debt securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.

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Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration within a range of one to two years (and, in any event, to not more than three years). Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.84%.

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Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 6.04% (quarter ended March 31, 1991). Its lowest quarterly return was (1.27%) (quarter ended December 31, 1990).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch Total Return Investment Grade Corporates Index (Short-Term 1-2.99 Years) ("MLTRIGCI"), a broad-based market index and the Lipper Short Investment Grade Debt Funds Average ("LSIGDFA"), an average of funds with similar investment objectives. Total returns for indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	MLTRIGCI	LSIGDFA
1 Year	3.66%	3.90%	2.91%
5 Years	6.39%	7.11%	6.72%
10 Years	5.83%	7.33%	5.16%

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

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What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%

1 Although not contractually obligated to do so, the Adviser and Shareholder Service Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2000.

Total Waivers of Fund Expenses	0.28%
Total Actual Annual Fund Operating Expenses (after waivers)	0.56%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after voluntary waiver) was 0.37% for the year ended April 30, 2000.

3 The Shareholder Services Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended April 30, 2000.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	$86

3 Years	$268

5 Years	$466

10 Years	$1,037

What are the Fund's Investment Strategies?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities; corporate debt securities; and U.S. treasury and agency securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). In addition, at least 65% of the Fund's securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a NRSRO. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's risk of prepayment (in the case of asset backed and mortgage backed securities) and its credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) in order to complete the analysis.

Asset and mortgage backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk as well as any credit risk which might be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than treasury and agency securities to compensate for credit risk. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of asset and mortgage backed securities and corporate debt securities, while attempting to limit the associated prepayment or credit risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.

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In addition to managing the Fund's portfolio to seek enhanced current income while minimizing prepayment and credit risk, the Adviser also seeks to limit the magnitude of fluctuation of the value of the Fund's shares. The Adviser attempts to manage price fluctuation by limiting the Fund's dollar weighted average duration within a range of one to two years and, in any event, to no greater than three years.

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The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

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Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. As with CMOs, the cash flows of asset backed securities may be highly structured.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
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  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the premium received for accepting this risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

PREPAYMENT RISKS

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  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
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  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
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  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
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  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.
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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary capacity. Shares are also made available to public and private organizations or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

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Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

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Robert E. Cauley

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Robert E. Cauley has been the Fund's Portfolio Manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 30.

Year Ended April 30	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 8.67	$ 8.74	$ 8.68	$ 8.68	$ 8.61
Income From Investment Operations:
Net investment income	0.53	0.52	0.52	0.54	0.57
Net realized and unrealized gain (loss) investments	(0.15)	(0.07)	0.06	0.01	0.07

TOTAL FROM INVESTMENT OPERATIONS	0.38	0.45	0.58	0.55	0.64

Less Distributions:
Distributions from net investment income	(0.53)	(0.52)	(0.52)	(0.54)	(0.57)
Distributions in excess of net investment income[1]	--	--	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.53)	(0.52)	(0.52)	(0.55)	(0.57)

Net Asset Value, End of Period	$ 8.52	$ 8.67	$ 8.74	$ 8.68	$ 8.68

Total Return[2]	4.52%	5.25%	6.88%	6.53%	7.51%

Ratios to Average Net Assets:

Expenses	0.56%	0.56%	0.56%	0.56%	0.56%

Net investment income	6.23%	5.88%	5.96%	6.21%	6.43%

Expense waiver/reimbursement[3]	0.28%	0.28%	0.28%	0.28%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$189,395	$188,773	$197,610	$214,438	$216,675

Portfolio turnover	44%	54%	49%	55%	77%

1 Distributions in excess of net investment income for the year ended April 30, 1997 was the result of certain book and tax timing differences. This distribution did not represent a return of capital for federal income tax purposes for the year ended April 30, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

APRIL 30, 2000

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--54.8%
		Automobile--8.6%
$649,475		AFG Receivables Trust 1997-B, Class B, 6.40%, 2/15/2003	$647,584
2,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	1,871,820
429,026		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	422,456
1,556,551		Key Auto Finance Trust 1999-1, 7.08%, 1/15/2007	1,528,338
2,470,058		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	2,473,578
5,000,000		Olympic Automobile Receivables Trust 1996-C, Class A5, 7.00%, 3/15/2004	5,002,925
985,399		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	980,649
4,500,000		Toyota Auto Receivables 1999-A Owner Trust, Class C, 6.70%, 8/16/2004	4,486,500
25,337		World Omni Automobile Lease Securitization Trust 1997-A, Class A3, 6.85%, 6/25/2003	25,337

		TOTAL	17,439,187

		Banking--2.4%
1,000,000	[1]	J.P. Morgan & Co., Inc., Sub. Note, 5.965%, 8/19/2002	974,174
2,000,000		Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	1,986,100
2,000,000		National Australia Bank, Ltd., Melbourne, Sub. Note, Series A, 6.40%, 12/10/2007	1,924,960

		TOTAL	4,885,234

		Credit Card--14.9%
3,000,000		American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	2,936,760
2,289,074	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	2,218,971
5,000,000	[1]	Bridgestone/Firestone Master Trust 1996-1, Class B, 6.49%, 7/1/2003	4,993,950
2,000,000		Chemical Master Credit Card Trust I 1995-3, Class A, 6.23%, 4/15/2005	1,960,000
4,730,000		Circuit City Credit Card Master Trust 1995-1, Class A, 6.375%, 8/15/2005	4,719,689
1,300,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 7.33%, 2/15/2006	1,320,572
2,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,943,260
927,500		Household Affinity Credit Card Master Trust I 1993-2, Class A, 5.60%, 5/15/2002	926,127
5,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	4,904,750
3,000,000		Providian Master Trust 1997-4, Class B, 6.45%, 6/15/2007	2,919,240
466,667		Spiegel Master Trust 1994-B, Class A, 8.15%, 6/15/2004	467,656
1,000,000		Standard Credit Card Master Trust I, 1994-4, Class A, 8.25%, 11/7/2003	1,015,950

		TOTAL	30,326,925

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Financial Intermediaries--3.3%
$1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 5.875%, 4/1/2002	$964,410
1,500,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.375%, 3/15/2001	1,486,455
2,400,000		Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	2,280,696
2,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	1,922,440

		TOTAL	6,654,001

		Home Equity Loan--8.7%
2,000,000	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,897,186
884,677		Advanta Home Equity Loan Trust 1992-1, Class A, 7.875%, 9/25/2008	883,275
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 8.895%, 6/25/2028	1,029,610
2,000,000		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	1,957,970
2,000,000		Cityscape Home Equity Loan Trust 1997-1, Class M1, 7.58%, 3/25/2018	1,932,010
1,475,047	[2]	ContiMortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	1,367,185
551,170	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 6.37%, 1/15/2028	547,553
2,000,000		ContiMortgage Home Equity Loan Trust 1997-1, Class A7, 7.32%, 9/15/2021	1,985,000
528,074		ContiMortgage Home Equity Loan Trust 1997-3, Class A5, 7.01%, 8/15/2013	526,094
854		CWABS Asset Backed Certificates 1996-1, Class A-2, 6.525%, 2/25/2014	851
1,000,000		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	966,040
250,128		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 2/15/2029	250,473
1,177,245		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	1,130,891
1,000,000		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	935,125
2,363,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	2,203,866

		TOTAL	17,613,129

		Manufactured Housing--7.5%
820,040		BankAmerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	821,700
4,000,000		Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018	3,930,400
2,000,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	1,954,620
4,000,000	[2]	Merit Securities Corp., 12-1, Class B, 7.98%, 7/28/2033	3,647,500
3,000,000		Merit Securities Corp., 13, Class A4, 7.88%, 12/28/2033	2,964,375
138,642		Merrill Lynch Mortgage Investors, Inc. 1991-I, Class A, 7.65%, 1/15/2012	138,351
1,971,658	[1,2]	Merrill Lynch Mortgage Investors, Inc., 2000-FFI, Class BB, 8.00%, 3/1/2031	1,917,437

		TOTAL	15,374,383

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Other Asset Backed--4.0%
$626,658	[1,2]	Bosque Asset Corp., Series 1, Class 1, 7.66%, 6/5/2002	$620,392
3,250,000		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1, Class A-3, 6.17%, 3/25/2003	3,247,432
1,287,923	[1]	Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	1,259,427
260,000		Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%, 4/20/2005	258,966
7,659,445	[2]	FMAC Loan Receivables Trust 1997-A, Class A-X, 2.805%, 4/15/2019	818,603
438,576		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	438,423
1,500,000	[1]	Saxon Asset Securities Trust 1999-1, Class BV1, 8.90%, 2/25/2029	1,511,940

		TOTAL	8,155,183

		State/Provincial--2.5%
5,000,000		Province of Manitoba, 9.50%, 10/1/2000	5,048,900

		Supranational--1.6%
1,700,000		Corp Andina De Fomento, Bond, 7.10%, 2/1/2003	1,668,023
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 7/21/2000	1,502,220

		TOTAL	3,170,243

		Technology Services--0.8%
1,500,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	1,627,500

		Telecommunications & Cellular--0.5%
1,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	1,137,500

		TOTAL CORPORATE BONDS/ASSET-BACKED SECURITIES (IDENTIFIED COST $113,741,283)	111,432,185

		MORTGAGE BACKED SECURITIES--32.5%
		Commercial Mortgage Backed Securities--2.7%
8,649,723		First Union Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.2934%, 4/18/2027	485,120
4,000,000	[1,2]	K Mart CMBS Financing, Inc., Series 1997-1, Class C, 6.83%, 3/1/2007	3,981,340
1,000,000	[1,2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru 1998-STI, Class A-3, 6.71%, 1/15/2003	989,312

		TOTAL	5,455,772

Principal Amount			Value
		MORTGAGE BACKED SECURITIES--continued
		Non-Government Agency Mortgage Backed Securities--29.8%
$721,521	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MF2, 6.97%, 5/25/2029	$690,406
637,423	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MII1, 6.895%, 5/25/2029	624,575
1,700,004	[2]	Bayview Financial Acquisition Trust, 1998-1, Class MI1, 7.52%, 5/25/2029	1,588,352
3,702,300	[1,2]	C-BASS ABS, L.L.C., Series 1997-1, Class A-1, 6.9577%, 2/1/2017	3,676,846
644,744		GE Capital Mortgage Services, Inc., Series 1994-27, Class A3, 6.50%, 7/25/2024	638,790
4,851,076		GE Capital Mortgage Services, Inc., Series 1995-11, Class B1, 7.50%, 12/25/2025	4,731,594
1,031,401		GE Capital Mortgage Services, Inc., Series 1996-3, Class A1, 7.00%, 3/25/2026	1,025,569
271,994		GE Capital Mortgage Services, Inc., Series 1998-11, Class 1A1, 6.75%, 6/25/2028	269,534
2,119,746	[1,2]	Greenwich Capital Acceptance 1991-4, 8.57%, 7/1/2019	2,119,746
2,218,997	[1]	Greenwich Capital Acceptance, Series 1993-AFCI, Class B1, 6.6639%, 9/25/2023	2,200,529
705,329	[1]	Greenwich Capital Acceptance 1993-LB2, Class A1, 7.75%, 8/25/2023	708,377
427,504	[1]	Greenwich Capital Acceptance 1993-LB3, Class A1, 7.90%, 1/25/2024	430,249
3,337,194	[1]	Greenwich Capital Acceptance 1994-C, Class B1, 6.7445%, 1/25/2025	3,308,571
188,352	[2]	Long Beach Federal Savings Bank, Series 1992-3, Class A, 9.60%, 6/15/2022	188,066
3,070,000	[1]	Mellon Residential Funding Corp., Series 1998-TBC1, Class B1, 6.5951%, 10/25/2028	2,954,393
2,598,831	[2]	Option One Mortgage Securities, Series C 1999-4, Class CTF, 9.67%, 12/26/2029	2,567,157
4,342,615		PNC Mortgage Securities Corp., Series 1999-5 2A-1, Class 2A1, 6.75%, 7/25/2029	4,130,178
1,222,652		Prudential Home Mortgage Securities, Series 1992-5, Class A6, 7.50%, 4/25/2007	1,198,737
2,000,000		Residential Accredit Loans, Inc., Series 1997-QS12, Class A6, 7.25%, 11/25/2027	1,922,500
741,502		Residential Asset Securitization Trust, Series 1997-A2, Class A3, 9.00%, 4/25/2027	741,154
7,500,000		Residential Asset Securitization Trust, Series 1997-A7, Class A5, 7.50%, 9/25/2027	7,489,650
1,294,661	[1]	Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	1,242,603
4,000,000		Salomon Brothers Mortgage Sec. VII 1999-NC2, Class M3, 9.395%, 4/25/2029	4,007,500
3,000,000	[1]	Salomon Brothers Mortgage Sec. VII 1999-3, Class M3, 9.395%, 5/25/2029	3,005,625
9,629,781		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	9,129,573

		TOTAL	60,590,274

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $67,568,460)	66,046,046

Principal Amount			Value
		GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES--3.7%
$2,000,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	$1,813,080
1,525,896		GNMA, Pool 354754, 7.50%, 2/15/2024	1,505,388
3,842,557		GNMA, Pool 780360, 11.00%, 9/15/2015	4,195,611

		TOTAL GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES (IDENTIFIED COST $7,864,067)	7,514,079

		U.S. TREASURY NOTES--4.6%
500,000		Note, 5.625%, 5/15/2008	475,260
3,000,000		Note, 5.75%, 11/15/2000	2,991,720
4,000,000		Note, 5.875%, 9/30/2002	3,931,440
1,000,000		Note, 6.00%, 8/15/2009	977,040
935,000		Note, 6.625%, 5/15/2007	941,180

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $9,574,735)	9,316,640

		REPURCHASE AGREEMENT--4.1%[3]
8,345,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	8,345,000

		TOTAL INVESTMENTS (IDENTIFIED COST $207,093,545)[4]	$202,653,950

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 2000, these securities amounted to $30,233,646 which represents 14.9% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $207,093,545. The net unrealized depreciation of investments on a federal tax basis amounts to $4,439,595 which is comprised of $147,422 appreciation and $4,587,017 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($203,393,267) at April 30, 2000.

The following acronym is used throughout this portfolio:

IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000

Assets:
Total investments in securities, at value (identified and tax cost $207,093,545)		$202,653,950
Cash		566
Income receivable		1,433,422
Receivable for investments sold		118,827
Receivable for shares sold		90,137

TOTAL ASSETS		204,296,902

Liabilities:
Payable for shares redeemed	$157,407
Income distribution payable	741,784
Accrued expenses	4,444

TOTAL LIABILITIES		903,635

Net assets for 23,882,348 shares outstanding		$203,393,267

Net Assets Consist of:
Paid in capital		$228,048,343
Net unrealized depreciation of investments		(4,439,595)
Accumulated net realized loss on investments		(19,945,638)
Distributions in excess of net investment income		(269,843)

TOTAL NET ASSETS		$203,393,267

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$189,394,698 ÷ 22,238,627 shares outstanding		$8.52

Institutional Service Shares:
$13,998,569 ÷ 1,643,721 shares outstanding		$8.52

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED APRIL 30, 2000

Investment Income:
Interest			$14,706,068

Expenses:
Investment adviser fee		$866,191
Administrative personnel and services fee		163,194
Custodian fees		15,960
Transfer and dividend disbursing agent fees and expenses		93,330
Directors'/Trustees' fees		4,641
Auditing fees		16,389
Legal fees		6,244
Portfolio accounting fees		66,721
Distribution services fee--Institutional Service Shares		55,739
Shareholder services fee--Institutional Shares		485,630
Shareholder services fee--Institutional Service Shares		55,739
Share registration costs		26,211
Printing and postage		28,233
Insurance premiums		1,862
Miscellaneous		2,078

TOTAL EXPENSES		1,888,162

Waivers:
Waiver of investment adviser fee	$(69,191)
Waiver of distribution services fee--Institutional Service Shares	(53,510)
Waiver of shareholder services fee--Institutional Shares	(485,630)
Waiver of shareholder services fee--Institutional Service Shares	(2,230)

TOTAL WAIVERS		(610,561)

Net expenses			1,277,601

Net investment income			13,428,467

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			26,733
Net change in unrealized depreciation of investments			(3,957,814)

Net realized and unrealized gain (loss) on investments			(3,931,081)

Change in net assets resulting from operations			$9,497,386

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,428,467	$12,386,835
Net realized gain (loss) on investments ($(496,189) and $(159,370), respectively, as computed for federal tax purposes)	26,733	(473,737)
Net change in unrealized appreciation/depreciation	(3,957,814)	(1,277,233)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,497,386	10,635,865

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,980,899)	(11,460,278)
Institutional Service Shares	(1,334,302)	(1,046,067)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,315,201)	(12,506,345)

Share Transactions:
Proceeds from sale of shares	84,879,137	107,517,949
Net asset value of shares issued to shareholders in payment of distributions declared	4,703,745	4,068,684
Cost of shares redeemed	(95,927,697)	(108,552,678)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,344,815)	3,033,955

Change in net assets	(10,162,630)	1,163,475

Net Assets:
Beginning of period	213,555,897	212,392,422

End of period (including distributions in excess of net investment income $(269,843) and $(379,061), respectively)	$203,393,267	$213,555,897

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund/Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain/Loss
$(4,105,766)	$4,105,766

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $19,945,494, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 669,532

2003	5,572,713

2004	10,784,773

2005	1,566,031

2006	696,886

2007	159,370

2008	496,189

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at April 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1	1/9/1997	$ 2,148,973

Bayview Financial Acquisition Trust, 1998-1, Class MF2	5/14/1998	$ 720,016

Bayview Financial Acquisition Trust, 1998-1, Class MII1	3/12/1999	$ 601,108

Bayview Financial Acquisition Trust, 1998-1, Class MI1	12/8/1998	$1,695,969

Bosque Asset Corp., Series 1, Class 1	6/19/1997	$ 619,238

C-BASS ABS, L.L.C., Series 1997-1, Class A-1	2/25/1997	$ 3,717,340

Circuit City Credit Card Master Trust 2000-1, Class CTF	2/23/2000	$1,300,000

ContiMortgage Home Equity Loan Trust, 1993-3, Class A2	2/7/2000	$1,301,589

FMAC Loan Receivables Trust, 1997-A, Class A-X	6/16/1997	$1,072,954

Greenwich Capital Acceptance Corp. 1991-4	1/7/1993	$2,128,745

K Mart CMBS Financing, Inc., Series 1997-1, Class C	2/27/1997	$4,000,000

Long Beach Federal Savings Bank, Series 1992-3	6/29/1992	$ 186,744

Merit Securities Corp., 12-1, Class B	5/18/1999	$3,904,276

Merrill Lynch Mortgage Investors, Inc., Class BB	4/13/2000	$1,922,782

Nomura Depositor Trust Commercial Mortgage Pass-Thru, 1998-ST1, Class A-3	2/3/1998	$1,000,000

125 Home Loan Owner Trust, 1998-1A, Class M2	7/30/1998	$1,999,062

Option One Mortgage Securities, Series C 1999-4, Class CTF	11/10/1999	$2,598,831

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended April 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,911,953	$76,361,992	9,621,324	$84,107,769
Shares issued to shareholders in payment of distributions declared	444,065	3,796,683	403,569	3,521,511
Shares redeemed	(8,900,987)	(76,116,228)	(10,846,334)	(94,780,480)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	455,031	$4,042,447	(821,441)	$(7,151,200)

Year Ended April 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	992,483	$8,517,145	2,684,133	$23,410,180
Shares issued to shareholders in payment of distributions declared	106,036	907,062	62,720	547,173
Shares redeemed	(2,314,778)	(19,811,469)	(1,577,954)	(13,772,198)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,216,259)	$(10,387,262)	1,168,899	$10,185,155

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(761,228)	$(6,344,815)	347,458	$3,033,955

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, (and in-kind contributions), for the period ended April 30, 2000, were as follows:

Purchases	$89,592,404

Sales	$98,633,344


Report of Ernst & Young LLP, Independent Auditors



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT-TERM INCOME FUND:

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We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Short-Term Income Fund (one of the portfolios constituting Federated Income Securities Trust) (the "Trust"), as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

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We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

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In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

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Ernst & Young LLP

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Boston, Massachusetts
June 13, 2000

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Federated
World-Class Investment Manager

PROSPECTUS

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES

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JUNE 30, 2000

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A Statement of Additional Information (SAI) dated June 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577
Cusip 31420C209

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1111903A-IS (6/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income by investing primarily in a diversified portfolio of short and medium-term high grade debt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JUNE 30, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

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What are the Principal Securities in Which the
Fund Invests? 6

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What are the Specific Risks of Investing in the Fund? 8

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What Do Shares Cost? 10

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How is the Fund Sold? 10

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How to Purchase Shares 11

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How to Redeem Shares 12

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Account and Share Information 14

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Who Manages the Fund? 14

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Financial Information 15

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Report of Ernst & Young LLP, Independent Auditors 30

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities, corporate debt securities, and U.S. treasury and agency securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk.

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Although the value of the Fund's shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration within a range of one to two years (and, in any event, to not more than three years). Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.77%.

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Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 3.77% (quarter ended June 30, 1995). Its lowest quarterly return was (0.70%) (quarter ended June 30, 1994).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch Total Return Investment Grade Corporates Index (Short-Term 1-2.99 Years) ("MLTRIGCI"), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Average ("LSIGDFA"), an average of funds with similar investment objectives. Total returns for indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	MLTRIGCI	LSIGDFA
1 Year	3.41%	3.90%	2.91%
5 Years	6.13%	7.11%	6.72%
Start of Performance[1]	5.14%	7.33%	6.89%

1 The Fund's Institutional Service Shares start of performance date was January 24, 1992.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.09%

1 Although not contractually obligated to do so, the Adviser, Distributor, and Shareholder Service Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2000.

Total Waivers of Fund Expenses	0.28%
Total Actual Annual Fund Operating Expenses (after waivers)	0.81%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after voluntary waiver) was 0.37% for the year ended April 30, 2000.

3 The Distribution (12b-1) Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Distribution (12b-1) Fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.01% for the year ended April 30, 2000.

4 The Shareholder Services Fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The Shareholder Services Fee paid by the Fund's Institutional Service Shares (after the voluntary reduction) was 0.24% for the year ended April 30, 2000.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	$111

3 Years	$347

5 Years	$601

10 Years	$1,329

What are the Fund's Investment Strategies?

The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of U.S. government and privately issued mortgage backed and asset backed securities; corporate debt securities; and U.S. treasury and agency securities. Investment grade securities are those rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). In addition, at least 65% of the Fund's securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a NRSRO. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's risk of prepayment (in the case of asset backed and mortgage backed securities) and its credit risk (in the case of corporate securities and privately issued asset backed and mortgage backed securities) in order to complete the analysis.

Asset and mortgage backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. treasury securities and non-mortgage backed agency securities to compensate for this prepayment risk as well as any credit risk which might be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than treasury and agency securities to compensate for credit risk. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns of asset and mortgage backed securities and corporate debt securities, while attempting to limit the associated prepayment or credit risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting asset and mortgage backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes the issuer's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.

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In addition to managing the Fund's portfolio to seek enhanced current income while minimizing prepayment and credit risk, the Adviser also seeks to limit the magnitude of fluctuation of the value of the Fund's shares. The Adviser attempts to manage price fluctuation by limiting the Fund's dollar weighted average duration to within a range of one to two years and, in any event, to no greater than three years.

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The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions in analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a Government Sponsored Entity, or GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

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Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. As with CMOs, the cash flows of asset backed securities may be highly structured.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
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  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the premium received for accepting this risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Prepayment Risks

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  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
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  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
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  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
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  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.
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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.
  A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Randall S. Bauer

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Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

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Robert E. Cauley

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Robert E. Cauley has been the Fund's Portfolio Manager since March 1999. Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser and has been a Portfolio Manager since 1997. Mr. Cauley has been a Vice President of the Adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc. from 1994 to 1996. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 30.

Year Ended April 30	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 8.67	$ 8.74	$ 8.68	$ 8.68	$ 8.61
Income From Investment Operations:
Net investment income	0.51	0.50	0.50	0.53	0.54
Net realized and unrealized gain (loss) on investments	(0.15)	(0.07)	0.06	--	0.07

TOTAL FROM INVESTMENT OPERATIONS	0.36	0.43	0.56	0.53	0.61

Less Distributions:
Distributions from net investment income	(0.51)	(0.50)	(0.50)	(0.53)	(0.54)

Net Asset Value, End of Period	$ 8.52	$ 8.67	$ 8.74	$ 8.68	$ 8.68

Total Return[1]	4.26%	4.99%	6.61%	6.27%	7.25%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	5.94%	5.63%	5.73%	5.96%	6.17%

Expense waiver/reimbursement[2]	0.28%	0.28%	0.28%	0.28%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$13,999	$24,783	$14,783	$17,586	$16,346

Portfolio turnover	44%	54%	49%	55%	77%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

APRIL 30, 2000

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--54.8%
		Automobile--8.6%
$649,475		AFG Receivables Trust 1997-B, Class B, 6.40%, 2/15/2003	$647,584
2,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	1,871,820
429,026		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	422,456
1,556,551		Key Auto Finance Trust 1999-1, 7.08%, 1/15/2007	1,528,338
2,470,058		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	2,473,578
5,000,000		Olympic Automobile Receivables Trust 1996-C, Class A5, 7.00%, 3/15/2004	5,002,925
985,399		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	980,649
4,500,000		Toyota Auto Receivables 1999-A Owner Trust, Class C, 6.70%, 8/16/2004	4,486,500
25,337		World Omni Automobile Lease Securitization Trust 1997-A, Class A3, 6.85%, 6/25/2003	25,337

		TOTAL	17,439,187

		Banking--2.4%
1,000,000	[1]	J.P. Morgan & Co., Inc., Sub. Note, 5.965%, 8/19/2002	974,174
2,000,000		Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	1,986,100
2,000,000		National Australia Bank, Ltd., Melbourne, Sub. Note, Series A, 6.40%, 12/10/2007	1,924,960

		TOTAL	4,885,234

		Credit Card--14.9%
3,000,000		American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	2,936,760
2,289,074	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1, 6.25%, 12/1/2003	2,218,971
5,000,000	[1]	Bridgestone/Firestone Master Trust 1996-1, Class B, 6.49%, 7/1/2003	4,993,950
2,000,000		Chemical Master Credit Card Trust I 1995-3, Class A, 6.23%, 4/15/2005	1,960,000
4,730,000		Circuit City Credit Card Master Trust 1995-1, Class A, 6.375%, 8/15/2005	4,719,689
1,300,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 7.33%, 2/15/2006	1,320,572
2,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,943,260
927,500		Household Affinity Credit Card Master Trust I 1993-2, Class A, 5.60%, 5/15/2002	926,127
5,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	4,904,750
3,000,000		Providian Master Trust 1997-4, Class B, 6.45%, 6/15/2007	2,919,240
466,667		Spiegel Master Trust 1994-B, Class A, 8.15%, 6/15/2004	467,656
1,000,000		Standard Credit Card Master Trust I, 1994-4, Class A, 8.25%, 11/7/2003	1,015,950

		TOTAL	30,326,925

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Financial Intermediaries--3.3%
$1,000,000		Donaldson, Lufkin and Jenrette Securities Corp., Sr. Note, 5.875%, 4/1/2002	$964,410
1,500,000		Lehman Brothers Holdings, Inc., Medium Term Note, 6.375%, 3/15/2001	1,486,455
2,400,000		Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	2,280,696
2,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	1,922,440

		TOTAL	6,654,001

		Home Equity Loan--8.7%
2,000,000	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,897,186
884,677		Advanta Home Equity Loan Trust 1992-1, Class A, 7.875%, 9/25/2008	883,275
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 8.895%, 6/25/2028	1,029,610
2,000,000		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	1,957,970
2,000,000		Cityscape Home Equity Loan Trust 1997-1, Class M1, 7.58%, 3/25/2018	1,932,010
1,475,047	[2]	ContiMortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	1,367,185
551,170	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 6.37%, 1/15/2028	547,553
2,000,000		ContiMortgage Home Equity Loan Trust 1997-1, Class A7, 7.32%, 9/15/2021	1,985,000
528,074		ContiMortgage Home Equity Loan Trust 1997-3, Class A5, 7.01%, 8/15/2013	526,094
854		CWABS Asset Backed Certificates 1996-1, Class A-2, 6.525%, 2/25/2014	851
1,000,000		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	966,040
250,128		Green Tree Home Equity Loan Trust 1999-A, Class B2A, 7.44%, 2/15/2029	250,473
1,177,245		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	1,130,891
1,000,000		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	935,125
2,363,000		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	2,203,866

		TOTAL	17,613,129

		Manufactured Housing--7.5%
820,040		BankAmerica Manufactured Housing Contract Trust 1996-1, Class A3, 6.95%, 10/10/2026	821,700
4,000,000		Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018	3,930,400
2,000,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	1,954,620
4,000,000	[2]	Merit Securities Corp., 12-1, Class B, 7.98%, 7/28/2033	3,647,500
3,000,000		Merit Securities Corp., 13, Class A4, 7.88%, 12/28/2033	2,964,375
138,642		Merrill Lynch Mortgage Investors, Inc. 1991-I, Class A, 7.65%, 1/15/2012	138,351
1,971,658	[1,2]	Merrill Lynch Mortgage Investors, Inc., 2000-FFI, Class BB, 8.00%, 3/1/2031	1,917,437

		TOTAL	15,374,383

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Other Asset Backed--4.0%
$626,658	[1,2]	Bosque Asset Corp., Series 1, Class 1, 7.66%, 6/5/2002	$620,392
3,250,000		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1, Class A-3, 6.17%, 3/25/2003	3,247,432
1,287,923	[1]	Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	1,259,427
260,000		Copelco Capital Funding Corp. X 1997-A, Class A4, 6.47%, 4/20/2005	258,966
7,659,445	[2]	FMAC Loan Receivables Trust 1997-A, Class A-X, 2.805%, 4/15/2019	818,603
438,576		NationsCredit Grantor Trust 1997-1, Class A, 6.75%, 8/15/2013	438,423
1,500,000	[1]	Saxon Asset Securities Trust 1999-1, Class BV1, 8.90%, 2/25/2029	1,511,940

		TOTAL	8,155,183

		State/Provincial--2.5%
5,000,000		Province of Manitoba, 9.50%, 10/1/2000	5,048,900

		Supranational--1.6%
1,700,000		Corp Andina De Fomento, Bond, 7.10%, 2/1/2003	1,668,023
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 7/21/2000	1,502,220

		TOTAL	3,170,243

		Technology Services--0.8%
1,500,000		Unisys Corp., Sr. Note, 11.75%, 10/15/2004	1,627,500

		Telecommunications & Cellular--0.5%
1,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	1,137,500

		TOTAL CORPORATE BONDS/ASSET-BACKED SECURITIES (IDENTIFIED COST $113,741,283)	111,432,185

		MORTGAGE BACKED SECURITIES--32.5%
		Commercial Mortgage Backed Securities--2.7%
8,649,723		First Union Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.2934%, 4/18/2027	485,120
4,000,000	[1,2]	K Mart CMBS Financing, Inc., Series 1997-1, Class C, 6.83%, 3/1/2007	3,981,340
1,000,000	[1,2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru 1998-STI, Class A-3, 6.71%, 1/15/2003	989,312

		TOTAL	5,455,772

Principal Amount			Value
		MORTGAGE BACKED SECURITIES--continued
		Non-Government Agency Mortgage Backed Securities--29.8%
$721,521	[1,2,3]	Bayview Financial Acquisition Trust, 1998-1, Class MF2, 6.97%, 5/25/2029	$690,406
637,423	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MII1, 6.895%, 5/25/2029	624,575
1,700,004	[2]	Bayview Financial Acquisition Trust, 1998-1, Class MI1, 7.52%, 5/25/2029	1,588,352
3,702,300	[1,2]	C-BASS ABS, L.L.C., Series 1997-1, Class A-1, 6.9577%, 2/1/2017	3,676,846
644,744		GE Capital Mortgage Services, Inc., Series 1994-27, Class A3, 6.50%, 7/25/2024	638,790
4,851,076		GE Capital Mortgage Services, Inc., Series 1995-11, Class B1, 7.50%, 12/25/2025	4,731,594
1,031,401		GE Capital Mortgage Services, Inc., Series 1996-3, Class A1, 7.00%, 3/25/2026	1,025,569
271,994		GE Capital Mortgage Services, Inc., Series 1998-11, Class 1A1, 6.75%, 6/25/2028	269,534
2,119,746	[1,2]	Greenwich Capital Acceptance 1991-4, 8.57%, 7/1/2019	2,119,746
2,218,997	[1]	Greenwich Capital Acceptance, Series 1993-AFCI, Class B1, 6.6639%, 9/25/2023	2,200,529
705,329	[1]	Greenwich Capital Acceptance 1993-LB2, Class A1, 7.75%, 8/25/2023	708,377
427,504	[1]	Greenwich Capital Acceptance 1993-LB3, Class A1, 7.90%, 1/25/2024	430,249
3,337,194	[1]	Greenwich Capital Acceptance 1994-C, Class B1, 6.7445%, 1/25/2025	3,308,571
188,352	[2]	Long Beach Federal Savings Bank, Series 1992-3, Class A, 9.60%, 6/15/2022	188,066
3,070,000	[1]	Mellon Residential Funding Corp., Series 1998-TBC1, Class B1, 6.5951%, 10/25/2028	2,954,393
2,598,831	[2]	Option One Mortgage Securities, Series C 1999-4, Class CTF, 9.67%, 12/26/2029	2,567,157
4,342,615		PNC Mortgage Securities Corp., Series 1999-5 2A-1, Class 2A1, 6.75%, 7/25/2029	4,130,178
1,222,652		Prudential Home Mortgage Securities, Series 1992-5, Class A6, 7.50%, 4/25/2007	1,198,737
2,000,000		Residential Accredit Loans, Inc., Series 1997-QS12, Class A6, 7.25%, 11/25/2027	1,922,500
741,502		Residential Asset Securitization Trust, Series 1997-A2, Class A3, 9.00%, 4/25/2027	741,154
7,500,000		Residential Asset Securitization Trust, Series 1997-A7, Class A5, 7.50%, 9/25/2027	7,489,650
1,294,661	[1]	Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	1,242,603
4,000,000		Salomon Brothers Mortgage Sec. VII 1999-NC2, Class M3, 9.395%, 4/25/2029	4,007,500
3,000,000	[1]	Salomon Brothers Mortgage Sec. VII 1999-3, Class M3, 9.395%, 5/25/2029	3,005,625
9,629,781		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	9,129,573

		TOTAL	60,590,274

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $67,568,460)	66,046,046

Principal Amount			Value
		GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES--3.7%
$2,000,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	$1,813,080
1,525,896		GNMA, Pool 354754, 7.50%, 2/15/2024	1,505,388
3,842,557		GNMA, Pool 780360, 11.00%, 9/15/2015	4,195,611

		TOTAL GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES (IDENTIFIED COST $7,864,067)	7,514,079

		U.S. TREASURY NOTES--4.6%
500,000		Note, 5.625%, 5/15/2008	475,260
3,000,000		Note, 5.75%, 11/15/2000	2,991,720
4,000,000		Note, 5.875%, 9/30/2002	3,931,440
1,000,000		Note, 6.00%, 8/15/2009	977,040
935,000		Note, 6.625%, 5/15/2007	941,180

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $9,574,735)	9,316,640

		REPURCHASE AGREEMENT--4.1%[3]
8,345,000		Salomon Brothers, Inc., 5.85%, dated 4/28/2000, due 5/1/2000 (at amortized cost)	8,345,000

		TOTAL INVESTMENTS (IDENTIFIED COST $207,093,545)[4]	$202,653,950

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 2000, these securities amounted to $30,233,646 which represents 14.9% of net assets.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $207,093,545. The net unrealized depreciation of investments on a federal tax basis amounts to $4,439,595 which is comprised of $147,422 appreciation and $4,587,017 depreciation at April 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($203,393,267) at April 30, 2000.

The following acronym is used throughout this portfolio:

IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 2000

Assets:
Total investments in securities, at value (identified and tax cost $207,093,545)		$202,653,950
Cash		566
Income receivable		1,433,422
Receivable for investments sold		118,827
Receivable for shares sold		90,137

TOTAL ASSETS		204,296,902

Liabilities:
Payable for shares redeemed	$157,407
Income distribution payable	741,784
Accrued expenses	4,444

TOTAL LIABILITIES		903,635

Net assets for 23,882,348 shares outstanding		$203,393,267

Net Assets Consist of:
Paid in capital		$228,048,343
Net unrealized depreciation of investments		(4,439,595)
Accumulated net realized loss on investments		(19,945,638)
Distributions in excess of net investment income		(269,843)

TOTAL NET ASSETS		$203,393,267

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$189,394,698 ÷ 22,238,627 shares outstanding		$8.52

Institutional Service Shares:
$13,998,569 ÷ 1,643,721 shares outstanding		$8.52

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED APRIL 30, 2000

Investment Income:
Interest			$14,706,068

Expenses:
Investment adviser fee		$866,191
Administrative personnel and services fee		163,194
Custodian fees		15,960
Transfer and dividend disbursing agent fees and expenses		93,330
Directors'/Trustees' fees		4,641
Auditing fees		16,389
Legal fees		6,244
Portfolio accounting fees		66,721
Distribution services fee--Institutional Service Shares		55,739
Shareholder services fee--Institutional Shares		485,630
Shareholder services fee--Institutional Service Shares		55,739
Share registration costs		26,211
Printing and postage		28,233
Insurance premiums		1,862
Miscellaneous		2,078

TOTAL EXPENSES		1,888,162

Waivers:
Waiver of investment adviser fee	$(69,191)
Waiver of distribution services fee--Institutional Service Shares	(53,510)
Waiver of shareholder services fee--Institutional Shares	(485,630)
Waiver of shareholder services fee--Institutional Service Shares	(2,230)

TOTAL WAIVERS		(610,561)

Net expenses			1,277,601

Net investment income			13,428,467

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			26,733
Net change in unrealized depreciation of investments			(3,957,814)

Net realized and unrealized gain (loss) on investments			(3,931,081)

Change in net assets resulting from operations			$9,497,386

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,428,467	$12,386,835
Net realized gain (loss) on investments ($(496,189) and $(159,370), respectively, as computed for federal tax purposes)	26,733	(473,737)
Net change in unrealized appreciation/depreciation	(3,957,814)	(1,277,233)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,497,386	10,635,865

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,980,899)	(11,460,278)
Institutional Service Shares	(1,334,302)	(1,046,067)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,315,201)	(12,506,345)

Share Transactions:
Proceeds from sale of shares	84,879,137	107,517,949
Net asset value of shares issued to shareholders in payment of distributions declared	4,703,745	4,068,684
Cost of shares redeemed	(95,927,697)	(108,552,678)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,344,815)	3,033,955

Change in net assets	(10,162,630)	1,163,475

Net Assets:
Beginning of period	213,555,897	212,392,422

End of period (including distributions in excess of net investment income $(269,843) and $(379,061), respectively)	$203,393,267	$213,555,897

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 2000

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund/Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain/Loss
$(4,105,766)	$4,105,766

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $19,945,494, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 669,532

2003	5,572,713

2004	10,784,773

2005	1,566,031

2006	696,886

2007	159,370

2008	496,189

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at April 30, 2000 is as follows:

Security	Acquisition Date	Acquisition Cost
Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series 1996-A, Class A1	1/9/1997	$ 2,148,973

Bayview Financial Acquisition Trust, 1998-1, Class MF2	5/14/1998	$ 720,016

Bayview Financial Acquisition Trust, 1998-1, Class MII1	3/12/1999	$ 601,108

Bayview Financial Acquisition Trust, 1998-1, Class MI1	12/8/1998	$1,695,969

Bosque Asset Corp., Series 1, Class 1	6/19/1997	$ 619,238

C-BASS ABS, L.L.C., Series 1997-1, Class A-1	2/25/1997	$ 3,717,340

Circuit City Credit Card Master Trust 2000-1, Class CTF	2/23/2000	$1,300,000

ContiMortgage Home Equity Loan Trust, 1993-3, Class A2	2/7/2000	$1,301,589

FMAC Loan Receivables Trust, 1997-A, Class A-X	6/16/1997	$1,072,954

Greenwich Capital Acceptance Corp. 1991-4	1/7/1993	$2,128,745

K Mart CMBS Financing, Inc., Series 1997-1, Class C	2/27/1997	$4,000,000

Long Beach Federal Savings Bank, Series 1992-3	6/29/1992	$ 186,744

Merit Securities Corp., 12-1, Class B	5/18/1999	$3,904,276

Merrill Lynch Mortgage Investors, Inc., Class BB	4/13/2000	$1,922,782

Nomura Depositor Trust Commercial Mortgage Pass-Thru, 1998-ST1, Class A-3	2/3/1998	$1,000,000

125 Home Loan Owner Trust, 1998-1A, Class M2	7/30/1998	$1,999,062

Option One Mortgage Securities, Series C 1999-4, Class CTF	11/10/1999	$2,598,831

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended April 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,911,953	$76,361,992	9,621,324	$84,107,769
Shares issued to shareholders in payment of distributions declared	444,065	3,796,683	403,569	3,521,511
Shares redeemed	(8,900,987)	(76,116,228)	(10,846,334)	(94,780,480)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	455,031	$4,042,447	(821,441)	$(7,151,200)

Year Ended April 30	2000		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	992,483	$8,517,145	2,684,133	$23,410,180
Shares issued to shareholders in payment of distributions declared	106,036	907,062	62,720	547,173
Shares redeemed	(2,314,778)	(19,811,469)	(1,577,954)	(13,772,198)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,216,259)	$(10,387,262)	1,168,899	$10,185,155

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(761,228)	$(6,344,815)	347,458	$3,033,955

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, (and in-kind contributions), for the period ended April 30, 2000, were as follows:

Purchases	$89,592,404

Sales	$98,633,344

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Report of Ernst & Young LLP, Independent Auditors

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TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED SHORT-TERM INCOME FUND:

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We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Short-Term Income Fund (one of the portfolios constituting Federated Income Securities Trust) (the "Trust"), as of April 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

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We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

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In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

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Ernst & Young LLP

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Boston, Massachusetts
June 13, 2000

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Federated
World-Class Investment Manager

PROSPECTUS

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SERVICE SHARES

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JUNE 30, 2000

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A Statement of Additional Information (SAI) dated June 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577
Cusip 31420C308

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1111903A-SS (6/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

STATEMENT OF ADDITIONAL INFORMATION

FEDERATED SHORT-TERM INCOME FUND

A Portfolio of Federated Income Securities Trust

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Short Term Income Fund (Fund), dated June 30, 2000. This SAI incorporates by reference the Fund’s Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

June 30, 2000

                Contents
                How is the Fund Organized?
                Securities in Which the Fund Invests
                What do Shares Cost?
                How is the Fund Sold?
                Subaccounting Services
                Redemption in Kind
                Massachusetts Partnership Law
                Account and Share Information
                Tax Information
                Who Manages and Provides Services to the Fund?
                How Does the Fund Measure Performance?
                Who is Federated Investors, Inc.?
                Investment Ratings
                Addresses

Cusip 31420C308
Cusip 31420C209

1111903B (6/00)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Income Securities Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 24, 1986. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund’s investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, Bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes’ share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs, and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and Banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net bases so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Caps and Floors

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Total Return Swaps

Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Special Transactions

Inter-fund Borrowing and Lending Arrangements

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund’s Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from “failed” trades. All inter-fund loans must be repaid in seven days or less. The Fund’s participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the “Repo Rate”) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the “Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing y the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund’s principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Liquidity Risks

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Complex CMOs

  CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

Leverage Risks

  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
  Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund’s investment objective is to provide current income. The investment objective may not be changed by the Fund’s Directors without shareholder approval.

INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board of Directors (Board) and by the “vote of a majority of its outstanding voting securities,” as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Restricted and Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

For purposes of the concentration limitation: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund’s total assets in any one industry will constitute ‘concentration.’

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

As a non-fundamental policy, the Fund will invest primarily in a diversified portfolio of short and medium-term high grade debt securities.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund’s portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund’s net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund’s service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent’s subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund’s Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund’s Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund’s obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust’s outstanding shares of all series entitled to vote.

As of June 8, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co. Inc., Attn: Mutual Funds Dept. 101 Montgomery Street, San Francisco, CA owned 3,295,107 (14.83%); Community Savings FA, Attn: Angie Steed PO Box 10673, Riviera Beach, FL owned 1,734,785 (7.81%); and Milards & Co. c/o SEI Trust Company, Attn: Pam Donovan - FirstMerit Team, 1 Freedom Valley Drive, Oaks, PA owned 1,185,143 (5.33%).

As of June 8, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: TRUCOJO Trust Company of St. Joseph, Attn: Operations Officer, PO Box 846, St. Joseph, MO owned 571,637 (39.41%); Planmember Services Corp. a/o City National Bank, Attn: Nina Concio, 400 North Roxbury Drive, Suite 700, Beverly Hills, CA owned 266,648 (18.38%); and Greg R. Thompson, Candida J. Bush JT Wros 2521 SW 37th Street, Ocala, FL owned 74, 238 (5.12%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund’s assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person’s: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of two funds and the Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund’s Adviser.

As of June 8, 2000, the Fund’s Board and Officers as a group owned less than 1% of the Fund’s outstanding Institutional Shares and Institutional Service Shares.

Name Birth Date Address Position With Trust	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Trust and Fund Complex
John F. Donahue*+ Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. ; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Robroy Industries, Inc. (coated steel conduits/computer storage equipment) ; formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$652.58	$116,760.63 for the Trust and 43 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$700.07	$128,455.37 for the Trust and 43 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$652.58	$73,191.21 for the Trust and 37 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$636.32	$93,190.48 for the Trust and 37 other investment companies in the Fund Complex

J. Christopher Donahue+ Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND TRUSTEE	President or Executive Vice President of the Federated
Fund Complex; Director or Trustee of some of the Funds
in the Federated Fund Complex; President, Chief
Executive Officer and Director, Federated Investors,
Inc.; President, Chief Executive Officer and Trustee,
Federated Investment Management Company; Trustee,
Federated Investment Counseling; President, Chief
Executive Officer and Director, Federated Global
Investment Management Corp.; President and Chief
Executive Officer, Passport Research, Ltd.; Trustee,
Federated Shareholder Services Company; Director,
Federated Services Company; formerly: President,
	Federated Investment Counseling.	$0	$0 for the Trust and 30 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$636.32	$116,760.63 for the Trust and 43 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$581.68	$109,153.60 for the Trust and 43 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Executive Vice President, Legal and External Affairs, Dugan Valva Contess, Inc. (marketing, communications, technology and consulting); formerly: Management Consultant. Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, Marine Midland Bank; Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$178.60	$102,573.91 for the Trust and 40 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations an d technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$683.81	$128,455.37 for the Trust and 43 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner.	$636.32	$116,760.63 for the Trust and 43 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2007 Sherwood Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$162.33	$94,536.85 for the Trust and 39 other investment companies in the Fund Complex

Glen R. Johnson Birth Date: May 2, 1929 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT	President of some of the Funds in the Federated Fund Complex; Staff member, Federated Securities Corp.; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex;	$0	$0 for the Trust and 21 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT	President, Executive Vice President and Treasurer of
some of the Funds in the Federated Fund Complex; Vice
Chairman, Federated Investors, Inc.; Trustee, Federated
Administrative Services; formerly: Trustee or
Director of some of the Funds in the Federated Fund
Complex; CEO and Chairman, Federated Administrative
Services; Vice President, Federated Investment
Management Company, Federated Investment Counseling,
Federated Global Investment Management Corp. and
Passport Research, Ltd.; Director and Executive Vice
President, Federated Securities Corp.; Director,
Federated Services Company; Trustee, Federated
	Shareholder Services Company.	$0	$0 for the Trust and 42 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex,; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Trust and 41 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Trust and 43 other investment companies in the Fund Complex

William D. Dawson, III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER	Chief Investment Officer of this Fund and various other
Funds in the Federated Fund Complex; Executive Vice
President, Federated Investment Counseling, Federated
Global Investment Management Corp., Federated Investment
Management Company and Passport Research, Ltd.;
Director, Federated Global Investment Management Corp.
and Federated Investment Management Company; Registered
Representative, Federated Securities Corp.; Portfolio
Manager, Federated Administrative Services; Vice
President, Federated Investors, Inc.; formerly:
Executive Vice President and Senior Vice President,
Federated Investment Counseling Institutional Portfolio
Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
	Research, Ltd.	$0	$0 for the Trust and 27 other investment companies in the Fund Complex

Joseph M. Balestrino Birth Date: November 3, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Joseph M. Balestrino has been the Fund's Portfolio Manager since November 1998. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.	$0	$0 for the Trust and 3 other investment companies in the Fund Complex

Randall S. Bauer Birth Date: November 16, 1957 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Randall S. Bauer has been the Fund's Portfolio Manager since November 1998. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.	$0	$0 for the Trust and no other investment companies in the Fund Complex

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board’s Executive Committee, which handles the Board’s responsibilities between its meetings. +

+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund’s Board.

On April 30, 2000, the Fund owned securities of the following regular broker/dealers: Donaldson, Lutkin, Jenrette, $964,410; Lehman Brothers, $3,767,151; and Merrill Lynch & Co., $1,922,440.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund’s portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund’s financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year ended April 30	2000	1999	1998
Advisory Fee Earned	$866,191	$845,655	$871,326
Advisory Fee Reduction	$ 69,191	58,212	73,876
Brokerage Commissions	$ 0	0	0
Administrative Fee	$163,194	159,406	164,374
12b-1 Fee
Institutional Service Shares	$ 2,229	1,838	0
Shareholder Services Fee
Institutional Service Shares	$ 0	--	--
Institutional Shares	$ 53,509	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission’s (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund’s or any class of Shares’ expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and Start of Performance periods ended April 30, 2000.

Yield is given for the 30-day period ended April 30, 2000.

	30-Day Period	1 Year	5 Years	10 Years
Institutional Shares
Total Return	N/A	4.52%	6.13%	5.92%
Yield	6.67%	N/A	N/A	N/A

	30-Day Period	1 Year	5 Years	Start of Performance on January 24, 1992
Institutional Service Shares
Total Return	N/A	4.26%	5.87%	5.21%
Yield	6.41%	N/A	N/A	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund’s returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager’s views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the “short-term investment grade debt funds” category in advertising and sales literature.

Merrill Lynch Total Return Investment Grade Corporate Index (Short-Term 1-2.99 Years)

Merrill Lynch Total Return Investment Grade Corporate Index (Short-Term 1-2.99 Years) is comprised of over 400 issues of investment grade corporate debt securities with remaining maturities from 1 to 2.99 years.

Morningstar, Inc.,

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Lehman Brothers Government/Corporate Total Index

Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi- federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc. the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated’s disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated’s investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 29 years’ experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated’s value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated’s corporate bond decision making — based on intensive, diligent credit analysis — is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients’ portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide — we have over 2,200 broker/dealer and bank broker/dealer relationships across the country — supported by more wholesalers than any other mutual fund distributor. Federated’s service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

INVESTMENT RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA — Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A — Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB — Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B — Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BBrating.

CCC — Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC — The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C — The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY’S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

AAA — Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA — Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA — Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA — Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA — Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA — Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA — Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA — Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A — Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB — Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB — Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B — Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC — Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC — Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C — Bonds are imminent default in payment of interest or principal.

MOODY’S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

Prime-1 — Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 — Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR’S COMMERCIAL PAPER RATINGS

A-1 — This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 — Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1 — (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2 — (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

FEDERATED SHORT TERM INCOME FUND

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

RISK/RETURN BAR CHARTS

Federated Intermediate Income Fund (Institutional Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Federated Intermediate Income Fund’s Institutional Shares as of the calendar year-end for each of the last six years.

The ‘y’ axis reflects the “% Total Return” beginning with “-6” and increasing in increments of 6% up to 24%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: (2.12), 20.26, 3.34, 8.64, 7.83, and (1.41).

Federated Intermediate Income Fund (Institutional Service Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Federated Intermediate Income Fund’s Institutional Service Shares as of the calendar year-end for each of the last six years.

The ‘y’ axis reflects the “% Total Return” beginning with “-6” and increasing in increments of 6% up to 24%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 1999. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1999. The percentages noted are: (2.36), 19.96, 3.09, 8.37, 7.56, and (1.66).

Federated Short Term Income Fund (Institutional Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Short Term Income Fund’s Institutional Shares as of the calendar year-end for each of ten years.

The ‘y’ axis reflects the “% Total Return” beginning with “-3” and increasing in increments of 3% up to 15%.

The ‘x’ axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 1.98, 13.86, 6.13, 5.48, (0.53), 10.89, 5.41, 6.41, 5.73, and 3.66.

Federated Short Term Income Fund (Institutional Service Shares)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Short Term Income Fund’s Institutional Service Shares as of the calendar year-end for each of seven years.

The ‘y’ axis reflects the “% Total Return” beginning with “-2” and increasing in increments of 2% up to 12%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages noted are: 5.22, (0.78), 10.61, 5.15, 6.14, 5.47, and 3.41.

PART C.  OTHER INFORMATION.

Item 23.		Exhibits:
(a)	(i)	Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (1)
	(ii)	Conformed copy of Amendment No. 2 to the Declaration of Trust of the Registrant; (2)
	(iii)	Conformed copy of Amendment No. 3 to the Declaration of Trust of the Registrant; (3)
	(iv)	Conformed copy of Amendment No. 4 to the Declaration of Trust of the Registrant; (1)
	(v)	Conformed copy of Amendment No. 5 to the Declaration of Trust of the Registrant; (4)
	(vi)	Conformed copy of Amendment No. 6 to the Declaration of Trust of the Registrant; (4)
	(vii)	Conformed copy of Amendment No. 7 to the Declaration of Trust of the Registrant;(4)
(b)	(i)	Copy of Amended and Restated By-Laws of the Registrant; (2)
	(ii)	Copy of Amendment No. 4 to the By-Laws of the Registrant; (4)
	(iii)	Copy of Amendment No. 5 to the By-Laws of the Registrant; (4)
	(iv)	Copy of Amendment No. 6 to the By-Laws of the Registrant; (4)
	(v)	Copy of Amendment No. 7 to the By-Laws of the Registrant; (4)
(c)		Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (5)
(d)	(i)	Conformed copy of Investment Advisory Contract of the Registrant; (1)
	(ii)	Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; (1)
(e)	(i)	Conformed copy of Distributor's Contract of the Registrant; (1)
	(ii)	Conformed copy of Exhibit A to the Distributor's Contract of the Registrant; (1)
	(iii)	Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (1)
	(iv)	Conformed copy of Exhibit C to Distributor's Contract of the Registrant; (5)
	(v)	Conformed copy of Exhibit D to Distributor's Contract of the Registrant; (5)
	(vi)	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
(f)		Not applicable;
(g)	(i)	Conformed copy of Custodian Agreement of the Registrant; (6)
	(ii)	Conformed copy of Custodian Fee Schedule; (4)
(h)	(i)	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (4)
	(ii)	Conformed copy of Amended and Restated Shareholder Services Agreement; (4)
	(iii)	The responses and exhibits described in Item 23(e)(vi) are hereby incorporated by reference;
	(iv)	The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375).
(i)		Conformed copy of opinion and consent of counsel as to legality of shares being registered;(11)
(j)		Conformed copy of Consent of Independent Public Accountants; (filed herewith)
(k)		Not applicable;
(l)		Not applicable;
(m)	(i)	Conformed copy of Distribution Plan of the Registrant; (7)
	(ii)	Conformed copy of Exhibit B to Distribution Plan of the Registrant; (8)
	(iii)	The responses described in Item 23(e)(vi) are hereby incorporated by reference;
(n)		The Registrant hereby incorporates the conformed copy of specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141).
(o)	(i)	Conformed copy of Power of Attorney of the Registrant; (9)
	(ii)	Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (filed herewith)
	(iii)	Conformed copy of Power of Attorney of Trustees of the Registrant; (filed herewith)
(p)		The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23 (p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 25, 2000. (File Nos. 33-31602 and 811-5950)

  Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999.
  Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 24, 1994. (File Nos. 33-3164 and 811-4577).
  Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).
  Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).
  Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
  Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).
  Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 9, 1991. (File Nos. 33-3164 and 811-4577).
  Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 12, 1993. (File Nos. 33-3164 and 811-4577).
  Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 25, 1999. (File Nos. 33-3164 and 811-4577).
  Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577).
  Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 3 on Form N-1A filed June 20, 1986. (File Nos. 33-3164 and 811-4577).

Item 24.	Persons Controlled by or Under Common Control with the Fund:

None
Item 25.	Indemnification: (10)

Item 26.	Business and Other Connections of the Investment Adviser:

For a description of the other business of the investment
adviser, see the section entitled "Who Manages the Fund?"
in Part A. The affiliations with the Registrant of four
of the Trustees and one of the Officers of the investment
adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The
remaining Trustees of the investment adviser, their positions with the investment adviser, and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer,
Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA
15222-3779, and Mark D. Olson (a principal of the firm Mark D.
Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard),
Suite 301 Little Falls Center Two, 2751 Centerville Road,
Wilmington, Delaware 19808.

The remaining Officers of the investment adviser are:

Executive Vice Presidents:	William D. Dawson, III
Henry A. Frantzen
J. Thomas Madden

Senior Vice Presidents:	Stephen F. Arth
Joseph M. Balestrino
David A. Briggs
Jonathan C. Conley
Deborah A. Cunningham
Michael P. Donnelly
Linda A. Duessel
Mark E. Durbiano
James E. Grefenstette
Jeffrey A. Kozemchak
Sandra L. McInerney
Susan M. Nason
Mary Jo Ochson
Robert J. Ostrowski
Bernard A. Picchi
Peter Vutz

Vice Presidents:	Todd A. Abraham
J. Scott Albrecht
Arthur J. Barry
Randall S. Bauer
G. Andrew Bonnewell
Micheal W. Casey
Robert E. Cauley
Kenneth J. Cody
Alexandre de Bethmann
B. Anthony Delserone, Jr.
Donald T. Ellenberger
Eamonn G. Folan
Kathleen M. Foody-Malus
Thomas M. Franks
Marc Halperin
John W. Harris
Patricia L. Heagy
Susan R. Hill
William R. Jamison
Constantine J. Kartsonas
Robert M. Kowit
Richard J. Lazarchic
Steven Lehman
Marian R. Marinack
Christopher Matyszewski
Jeffrey A. Petro
Keith J. Sabol
Frank Semack
Aash M. Shah
Michael W. Sirianni, Jr.
Christopher Smith
Edward J. Tiedge
Leonardo A. Vila
Peter Vutz
Paige M. Wilhelm
Lori A. Wolff
George B. Wright

Assistant Vice Presidents:	Catherine A. Arendas
Nancy J. Belz
James R. Crea, Jr.
Karol M. Crummie
Lee R. Cunningham, II
Fred B. Crutchfield
James H. Davis, II
Paul S. Drotch
Salvatore A. Esposito
Gary E. Falwell
Eamonn G. Folan
John T. Gentry
Nikola A. Ivanov
Nathan H. Kehm
John C. Kerber
Ted T. Lietz, Sr.
Mario Lugani
Grant K. McKay
Natalie F. Metz
Thomas Mitchell
Joseph M. Natoli
Bob Nolte
Mary Kay Pavuk
John Quartardo
Rae Ann Rice
Roberto Sanchez-Dahl, Sr.
Sarath Sathkumara
James W. Schaub
John Sidawi
Diane R. Startari
Diane Tolby
Timothy G. Trebilcock
Michael R. Tucker
Steven J. Wagner

Secretary:	G. Andrew Bonnewell

Treasurer:	Thomas R. Donahue

Assistant Secretaries:	C. Grant Anderson
Karen M. Brownlee
Leslie K. Ross

Assistant Treasurer:	Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27. Principal Underwriters:

(a)

Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc. Federated Investment Series Funds, Inc. Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund; 2-5 Years; Federated U.S. Government Securities Fund; 5-10 Years; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds, SouthTrust Funds; Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

     (b)

(1) Name and Principal Business Address	(2) Positions and Offices With Distributor	(3) Positions and Offices With Registrant
Richard B. Fisher	Chairman	Vice President
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry	Director	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher	President-Institutional Sales	--
Federated Investors Tower	and Director
1001 Liberty Avenue	Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue	Director, Executive Vice	--
Federated Investors Tower	President and Assistant Secretary
1001 Liberty Avenue	Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz	President-Broker/Dealer and	--
Federated Investors Tower	Director
1001 Liberty Avenue	Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor	Executive Vice President	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petruch	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ	Senior Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John M. Albert	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff	Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman	Assistant Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek	Assistant Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell	Assistant Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards	Assistant Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson	Assistant Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane	Assistant Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin	Assistant Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery	Assistant Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi	Assistant Vice President,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley	Treasurer,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson	Assistant Secretary,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Victor R. Siclari	Assistant Secretary,	--
Federated Investors Tower	Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

     (c)  Not applicable

Item 28. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
(Notices should be sent to the
Agent for service at the
above address)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Federated Shareholder Services Company ("Transfer Agent and Dividend Disbursing Agent)	P.O. Box 8600 Boston, MA 02266-8600
Federated Services Company ("Administrator")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company ("Adviser")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company ("Custodian")	P.O. Box 8600 Boston, MA 02266-8600

Item 29.	Management Services: Not applicable.
Item 30.	Undertakings:
Registrant hereby undertakes to comply with the provisions
of Section 16(c) of the 1940 Act with respect to removal of
Trustees and the calling of special shareholder meetings by
shareholders.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME SECURITIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of June, 2000.

FEDERATED INCOME SECURITIES TRUST

BY: /s/ C. Grant Anderson
C. Grant Anderson, Assistant Secretary
Attorney in Fact for John F. Donahue
June 28, 2000

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
By: /s/ C. Grant Anderson C. Grant Anderson ASSISTANT SECRETARY	Attorney In Fact For the Persons Listed Below	June 28, 2000
NAME	TITLE
John F. Donahue*	Chairman and Trustee (Chief Executive Officer)
Glen R. Johnson*	President
J. Christopher Donahue*	Executive Vice President and Trustee
Richard J. Thomas*	Treasurer (Principal Financial and Accounting Officer)
Thomas G. Bigley*	Trustee
John T. Conroy, Jr.*	Trustee
Nicholas P. Constantakis*	Trustee
John F. Cunningham*	Trustee
Lawrence D. Ellis, M.D.*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
John E. Murray, Jr., J.D., S.J.D.*	Trustee
Marjorie P. Smuts*	Trustee
John S. Walsh*	Trustee
* By Power of Attorney